FIRST PRIORITY
FAMILY OF FUNDS

COMBINED SEMI-ANNUAL REPORT

DATED MAY 31, 1997



DIVERSIFIED PORTFOLIOS OF THE FIRST PRIORITY FUNDS, AN OPEN-END, MANAGEMENT INVESTMENT COMPANY

[FIRST PRIORITY FAMILY OF FUNDS LOGO]

                      NOTICE TO TRUST CUSTOMERS CONCERNING
                          FIRST PRIORITY MUTUAL FUNDS

Regions Bank serves as investment adviser and securities custodian for the First Priority Family of Funds (the "Funds"). Six funds currently are comprising the
Funds:

                   FIRST PRIORITY TREASURY MONEY MARKET FUND
                FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
                        FIRST PRIORITY FIXED INCOME FUND
                          FIRST PRIORITY BALANCED FUND
                           FIRST PRIORITY VALUE FUND
                           FIRST PRIORITY GROWTH FUND

The Funds are available for purchase by individuals and trust accounts.

Your account owns shares in one or more of the Funds. Please notice in this semi-annual report that Regions Bank receives a fee for serving as investment adviser. The amount of the investment advisory fee varies from Fund to Fund and may be waived in whole or in part. Regions Bank may offset the expense of incurring an investment advisory fee by reimbursing certain fees for certain accounts.

For serving as securities custodian, Regions Bank receives a fee of .025% or less of the Funds' daily net assets.

The Funds are not deposits or obligations of Regions Bank, are not guaranteed by Regions Bank, and are not insured or otherwise protected by the FDIC, the Federal Reserve, or any other government agency. Investments in mutual funds involve risk, including the potential loss of principal.

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for First Priority Funds. This report covers activity in the funds for the six-month period from December 1, 1996 through May 31, 1997.

Whether your financial goals are as close as tomorrow or decades away, First Priority Funds offer you a range of choices to put your money to work toward virtually any type of goal. You can pursue daily income on your ready cash, or help your money grow for very long-term goals like a child's college education or your retirement. Whatever priority you have, there's a First Priority Fund that may be right for you.

What follows is a fund-by-fund performance summary over the six-month period covered by this report. The past year continued to be an extremely favorable, though volatile, investment environment for stocks. Bonds continued to be negatively impacted by rising interest rates, which caused prices-- and total returns--to decline.

FIRST PRIORITY TREASURY MONEY MARKET FUND

This fund is a convenient, highly conservative way for shareholders to pursue daily income on their ready cash, with daily access to their money. The fund's portfolio of U.S. Treasury money market securities paid dividends of $0.02 per share for Trust Shares and $0.02 per share for Investment Shares during the six-month period. The fund's assets reached $189 million at the end of the reporting period.*

FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND

The fund's diversified portfolio of limited maturity U.S. Treasury Notes, U.S. government agency securities and investment-grade corporate bonds rewarded shareholders with an income stream totaling $0.24 per share over the six-month period. In a volatile interest rate environment, the fund's share price declined modestly, from $9.96 on the first day of the period to $9.86 on the last day. The fund produced a total return of 1.45%, or (2.09%) adjusted for the fund's sales charge.** The fund's net assets totaled more than $80 million at the end of the reporting period.

FIRST PRIORITY FIXED INCOME FUND

The fund's portfolio of U.S. government bonds and investment-grade corporate bonds produced a monthly income stream totaling $0.29 per share over the six-month period. Due to bond market volatility caused by rising rates, the fund's net asset value declined modestly from $10.36 on the first day of the period to $10.13 on the last day. As a result, the fund produced a total return of 0.62%, or (4.19%) adjusted for the fund's sales charge.** The fund ended the period with $178.3 million in assets.
 * Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   During the six-month reporting period ended May 31, 1997, shares of the Funds were sold at net asset value plus a front-end sales charge of 3.50% for Limited Maturity Government Fund and 4.75% for Fixed Income Fund, Balanced Fund, Value Fund and Growth Fund. Effective June 1, 1997, First Priority Funds eliminated the front-end sales charge imposed by the Funds and replaced it with a contingent deferred sales charge that would be imposed for all shares redeemed within 3 years of their purchase.


FIRST PRIORITY BALANCED FUND

The fund's balanced approach--investing in a combination of high-quality stocks and investment-grade corporate bonds and government bonds--produced a relatively strong total return of 7.39% for the period, or 2.32% adjusted for the fund's sales charge.* Contributing to the total return was the fund's $0.39 rise in net asset value from the first day to the last day of the period, dividends totaling $0.19 per share, and capital gains totaling $0.31 per share. Fund assets reached $73.8 million at the end of the reporting period.

FIRST PRIORITY VALUE FUND

Consistent with a continued strong stock market environment, the fund's diversified portfolio of high-quality stocks selected for their dividend potential delivered a solid total return of 10.42%, or 5.20% adjusted for the fund's sales charge.* Contributing to the total return was a 4% increase in net asset value, dividends totaling $0.12 per share and capital gains totaling $0.64. Fund assets reached $103.8 million at the end of the reporting period.

FIRST PRIORITY GROWTH FUND

The fund's diversified portfolio of high-quality growth stocks delivered a strong total return of 12.59%, or 7.24% adjusted for the fund's sales charge.* Contributing to this total return was a 6% rise in share price from the first day of the period to the last day, dividends totaling $0.04 per share, and capital gains amounting to $0.76 per share. At the end of the reporting period, fund assets reached $248 million.

Thank you for joining with other shareholders who have entrusted more than $870 million in First Priority Funds. Adding to your account on a regular basis and reinvesting your dividends in additional shares are convenient, painless ways to "pay yourself first" and enjoy the benefit of compounding.+

We look forward to keeping you up-to-date on your progress.

Sincerely,

/s/ Edward C Gonzales
Edward C. Gonzales
President
July 15, 1997

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  During the six-month reporting period ended May 31, 1997, shares of the Funds were sold at net asset value plus a front-end sales charge of 3.50% for Limited Maturity Government Fund and 4.75% for Fixed Income Fund, Balanced Fund, Value Fund and Growth Fund. Effective June 1, 1997, First Priority Funds eliminated the front-end sales charge imposed by the Funds and replaced it with a contingent deferred sales charge that would be imposed for all shares redeemed within 3 years of their purchase.

+ Systematic investing does not ensure a profit or protect against loss in declining markets.


FIRST PRIORITY TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
 OR SHARES                                                                               VALUE
------------        ---------------------------------------------------------------   ------------
UNITED STATES TREASURY OBLIGATIONS--90.5%
-----------------------------------------------------------------------------------
                    U.S. TREASURY BILLS
                    ---------------------------------------------------------------
$148,000,000        6/5/1997--10/16/1997                                              $146,323,488
                    ---------------------------------------------------------------   ------------
                    U.S. TREASURY NOTES
                    ---------------------------------------------------------------
  25,000,000        5.50%-6.50%, 6/30/1997--10/31/1997                                  25,024,301
                    ---------------------------------------------------------------   ------------
                    TOTAL UNITED STATES TREASURY OBLIGATIONS (AT AMORTIZED COST)       171,347,789
                    ---------------------------------------------------------------   ------------
MUTUAL FUND SHARES--9.7%
-----------------------------------------------------------------------------------
   6,145,583        Dreyfus Treasury Prime Cash Management                               6,145,583
                    ---------------------------------------------------------------
   6,050,363        Franklin U.S. Treasury Money Market Portfolio                        6,050,363
                    ---------------------------------------------------------------
   6,144,763        Goldman Sachs I.L.A. Treasury Portfolio                              6,144,763
                    ---------------------------------------------------------------   ------------
                    TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                       18,340,709
                    ---------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (AT AMORTIZED COST AND VALUE)(A)                $189,688,498
                    ---------------------------------------------------------------   ------------


(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($189,315,490) at May 31, 1997.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
CORPORATE BONDS--21.2%
------------------------------------------------------------------------------------   -----------
                  BANKING--1.2%
                  ------------------------------------------------------------------
$1,000,000        Wachovia Bank of NC, NA, Winston-Salem, 6.00%, 3/15/1999             $   993,780
                  ------------------------------------------------------------------   -----------
                  BEVERAGES--3.7%
                  ------------------------------------------------------------------
 2,000,000        Anheuser-Busch Cos., Inc., 6.75%, 8/1/2003                             1,986,860
                  ------------------------------------------------------------------
   500,000        PepsiCo, Inc., 6.80%, 5/15/2000                                          501,610
                  ------------------------------------------------------------------
   500,000        PepsiCo, Inc., 7.48%, 4/27/2002                                          502,515
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,990,985
                  ------------------------------------------------------------------   -----------
                  FINANCE-AUTOMOTIVE--2.5%
                  ------------------------------------------------------------------
 2,000,000        Ford Motor Credit Corporation, 6.375%, 10/6/2000                       1,977,800
                  ------------------------------------------------------------------   -----------
                  FINANCE-COMMERCIAL--4.3%
                  ------------------------------------------------------------------
   500,000        American Express Credit Corp., 6.75%, 6/1/2001                           499,000
                  ------------------------------------------------------------------
 1,000,000        CIT Group Holdings, Inc., 6.35%, 7/31/1998                             1,003,130
                  ------------------------------------------------------------------
 2,000,000        Morgan Stanley Group, Inc., 6.125%, 1/5/1999                           1,993,500
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,495,630
                  ------------------------------------------------------------------   -----------
                  PRODUCER MANUFACTURING--2.7%
                  ------------------------------------------------------------------
 2,150,000        Eaton Corp., 6.375%, 4/1/1999                                          2,148,538
                  ------------------------------------------------------------------   -----------
                  RETAIL--1.9%
                  ------------------------------------------------------------------
   500,000        Penney (J.C.) Co., Inc., 6.375%, 9/15/2000                               494,040
                  ------------------------------------------------------------------
 1,000,000        Pitney Bowes Credit Corp., 6.25%, 6/1/1998                             1,002,750
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,496,790
                  ------------------------------------------------------------------   -----------
                  UTILITIES--4.9%
                  ------------------------------------------------------------------
 2,000,000        Florida Power & Light Co., 5.70%, 3/5/1998                             1,996,280
                  ------------------------------------------------------------------
 2,000,000        Georgia Power Co., 6.00%, 3/1/2000                                     1,967,980
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,964,260
                  ------------------------------------------------------------------   -----------
                  TOTAL CORPORATE BOND (IDENTIFIED COST $18,136,092)                    17,067,783
                  ------------------------------------------------------------------   -----------



FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
U.S. GOVERNMENT AGENCIES--6.5%
------------------------------------------------------------------------------------
                  FEDERAL FARM CREDIT BANK--0.3%
                  ------------------------------------------------------------------
$  250,000        6.96%, 6/6/2000                                                      $   250,165
                  ------------------------------------------------------------------   -----------
                  FEDERAL HOME LOAN BANK--1.8%
                  ------------------------------------------------------------------
   500,000        5.75%, 2/6/2001                                                          485,835
                  ------------------------------------------------------------------
   500,000        6.375%, 6/22/2000                                                        496,640
                  ------------------------------------------------------------------
   500,000        6.54%, 7/10/2000                                                         498,175
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,480,650
                  ------------------------------------------------------------------   -----------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--2.5%
                  ------------------------------------------------------------------
 1,000,000        5.70%, 2/2/1999                                                          991,110
                  ------------------------------------------------------------------
 1,000,000        8.28%, 3/15/2005                                                       1,014,070
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,005,180
                  ------------------------------------------------------------------   -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.9%
                  ------------------------------------------------------------------
   500,000        6.80%, 9/30/2002                                                         490,415
                  ------------------------------------------------------------------
   500,000        7.30%, 4/17/2000                                                         504,510
                  ------------------------------------------------------------------
   500,000        8.32%, 3/2/2005                                                          506,985
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,501,910
                  ------------------------------------------------------------------   -----------
                  TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $4,248,594)            5,237,905
                  ------------------------------------------------------------------   -----------
U.S. TREASURY NOTES--67.8%
------------------------------------------------------------------------------------
 2,000,000        5.00%, 1/31/1999                                                       1,965,600
                  ------------------------------------------------------------------
 1,000,000        5.00%, 2/15/1999                                                         982,130
                  ------------------------------------------------------------------
 1,000,000        5.125%, 11/30/1998                                                       987,120
                  ------------------------------------------------------------------
 2,500,000        5.125%, 12/31/1998                                                     2,465,800
                  ------------------------------------------------------------------
 1,500,000        5.25%, 1/31/2001                                                       1,445,115
                  ------------------------------------------------------------------
   500,000        5.375%, 11/30/1997                                                       499,535
                  ------------------------------------------------------------------
 4,000,000        5.375%, 5/31/1998                                                      3,982,720
                  ------------------------------------------------------------------
 2,000,000        5.50%, 11/15/1998                                                      1,985,060
                  ------------------------------------------------------------------
   500,000        5.50%, 12/31/2000                                                        485,440
                  ------------------------------------------------------------------
 2,000,000        5.50%, 2/28/1999                                                       1,979,500
                  ------------------------------------------------------------------



FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
U.S. TREASURY NOTES--CONTINUED
------------------------------------------------------------------------------------
$  500,000        5.50%, 4/15/2000                                                     $   489,275
                  ------------------------------------------------------------------
   500,000        5.625%, 11/30/2000                                                       487,875
                  ------------------------------------------------------------------
 1,500,000        5.625%, 2/28/2001                                                      1,460,370
                  ------------------------------------------------------------------
 5,000,000        5.75%, 12/31/1998                                                      4,977,650
                  ------------------------------------------------------------------
   500,000        5.75%, 10/31/2000                                                        490,320
                  ------------------------------------------------------------------
 2,000,000        5.875%, 8/15/1998                                                      1,997,920
                  ------------------------------------------------------------------
 2,000,000        5.875%, 10/31/1998                                                     1,995,880
                  ------------------------------------------------------------------
 2,000,000        5.875%, 3/31/1999                                                      1,991,320
                  ------------------------------------------------------------------
 1,000,000        5.875%, 6/30/2000                                                        986,880
                  ------------------------------------------------------------------
 2,000,000        6.00%, 5/31/1998                                                       2,002,820
                  ------------------------------------------------------------------
 2,000,000        6.00%, 8/15/1999                                                       1,990,440
                  ------------------------------------------------------------------
 4,000,000        6.00%, 9/30/1998                                                       4,001,160
                  ------------------------------------------------------------------
 1,000,000        6.125%, 5/15/1998                                                      1,002,730
                  ------------------------------------------------------------------
 3,000,000        6.125%, 8/31/1998                                                      3,005,940
                  ------------------------------------------------------------------
 1,500,000        6.125%, 7/31/2000                                                      1,489,950
                  ------------------------------------------------------------------
   500,000        6.125%, 9/30/2000                                                        495,975
                  ------------------------------------------------------------------
 2,000,000        6.25%, 7/31/1998                                                       2,007,380
                  ------------------------------------------------------------------
   500,000        6.25%, 8/31/2000                                                         498,090
                  ------------------------------------------------------------------
 5,000,000        6.375%, 5/15/1999                                                      5,017,000
                  ------------------------------------------------------------------
   500,000        6.75%, 4/30/2000                                                         505,265
                  ------------------------------------------------------------------
 1,000,000        6.875%, 3/31/2000                                                      1,013,720
                  ------------------------------------------------------------------   -----------
                  TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $54,882,029)               54,685,980
                  ------------------------------------------------------------------   -----------



FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
(A)REPURCHASE AGREEMENT--3.4%
------------------------------------------------------------------------------------
$2,782,383        Wachovia Bank of NC, NA, Winston-Salem, 5.550%, dated 5/30/1997,
                  due 6/2/1997 (AT AMORTIZED COST)                                     $ 2,782,383
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $80,049,098)(B)                   $79,774,051
                  ------------------------------------------------------------------   -----------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $80,049,098. The net unrealized depreciation of investments on a federal tax basis amounts to $275,047 which is comprised of $86,804 appreciation and $361,851 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($80,659,707) at May 31, 1997.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--11.4%
-----------------------------------------------------------------------------------
                   CONSUMER CYCLICAL--0.5%
                   ----------------------------------------------------------------
                   RETAIL--SPECIALTY
                   ----------------------------------------------------------------
$   880,000        Limited, Inc., 9.125%, 2/1/2001                                    $    935,114
                   ----------------------------------------------------------------   ------------
                   CONSUMER STAPLES--0.5%
                   ----------------------------------------------------------------
                   TOBACCO
                   ----------------------------------------------------------------
    880,000        Philip Morris Cos., Inc., 9.00%, 1/1/2001                               932,351
                   ----------------------------------------------------------------   ------------
                   ELECTRICAL EQUIPMENT--0.9%
                   ----------------------------------------------------------------
  1,750,000        General Electric Capital Corp., 5.50%, 11/1/2001                      1,663,288
                   ----------------------------------------------------------------   ------------
                   ELECTRICAL POWER--1.1%
                   ----------------------------------------------------------------
    880,000        Orange & Rockland Utilities, Inc., 9.375%, 3/15/2000                    937,270
                   ----------------------------------------------------------------
    880,000        Virginia Electric Power, 8.875%, 6/1/1999                               918,553
                   ----------------------------------------------------------------   ------------
                   Total Electrical Power                                                1,855,823
                   ----------------------------------------------------------------   ------------
                   FINANCIAL--6.2%
                   ----------------------------------------------------------------
                   FINANCE--AUTOMOTIVE
                   ----------------------------------------------------------------
  1,000,000        General Motors Acceptance Corp., 7.75%, 1/15/1999                     1,021,770
                   ----------------------------------------------------------------
  2,000,000        General Motors Acceptance Corp., 8.00%, 10/1/1999                     2,060,100
                   ----------------------------------------------------------------   ------------
                   Total                                                                 3,081,870
                   ----------------------------------------------------------------   ------------
                   FINANCE--BANKING
                   ----------------------------------------------------------------
  1,000,000        SouthTrust Bank of Alabama, Birmingham, 7.00%, 11/15/2008               973,700
                   ----------------------------------------------------------------   ------------
                   FINANCE--COMMERCIAL
                   ----------------------------------------------------------------
  1,000,000        Associates Corp. of North America, 6.875%, 8/1/2003                     993,700
                   ----------------------------------------------------------------
  4,000,000        Xerox Credit Corp., 7.40%, 11/21/2011                                 3,958,952
                   ----------------------------------------------------------------   ------------
                   Total                                                                 4,952,652
                   ----------------------------------------------------------------   ------------
                   SECURITIES
                   ----------------------------------------------------------------
  2,000,000        Lehman Brothers Holdings, Inc., 7.375%, 1/15/2007                     1,977,720
                   ----------------------------------------------------------------   ------------
                   Total Financial                                                      10,985,942
                   ----------------------------------------------------------------   ------------



FIRST PRIORITY FIXED INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--1.6%
                   ----------------------------------------------------------------
$ 3,000,000        Lucent Technologies, Inc., 7.00%, 3/12/2012                        $  2,900,370
                   ----------------------------------------------------------------   ------------
                   TRANSPORTATION--0.6%
                   ----------------------------------------------------------------
    880,000        Ford Motor Co., 8.875%, 4/1/2006                                        975,022
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $20,041,167)                  20,247,910
                   ----------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES--64.7%
-----------------------------------------------------------------------------------
                   FEDERAL FARM CREDIT BANK--1.2%
                   ----------------------------------------------------------------
  2,200,000        6.625%, 3/25/2002                                                     2,193,136
                   ----------------------------------------------------------------   ------------
                   FEDERAL HOME LOAN BANK--7.0%
                   ----------------------------------------------------------------
  5,000,000        7.035%, 5/7/2002                                                      5,022,900
                   ----------------------------------------------------------------
  1,750,000        6.75%, 10/24/2003                                                     1,757,928
                   ----------------------------------------------------------------
  5,850,000        6.063% Floating Rate Note*, 11/5/2003                                 5,694,215
                   ----------------------------------------------------------------   ------------
                   Total                                                                12,475,043
                   ----------------------------------------------------------------   ------------
                   FEDERAL HOME LOAN MORTGAGE CORP.--20.3%
                   ----------------------------------------------------------------
  2,000,000        6.70%, 9/3/2003                                                       1,959,080
                   ----------------------------------------------------------------
  2,280,000        7.03%, 11/17/2005                                                     2,233,488
                   ----------------------------------------------------------------
   2,00,000        6.625%, 11/28/2005                                                    1,923,640
                   ----------------------------------------------------------------
  1,000,000        7.01%, 3/15/2006                                                        974,520
                   ----------------------------------------------------------------
  2,000,000        7.53%, 8/7/2006                                                       2,015,020
                   ----------------------------------------------------------------
  2,040,833        PC, 1386C, 6.80%, Floating Rate Note*, 10/15/2007                     2,071,711
                   ----------------------------------------------------------------
    314,132        PC, 1414F, 6.85%, Floating Rate Note*, 11/15/2007                       317,207
                   ----------------------------------------------------------------
  1,075,000        7.55%, 11/27/2007                                                     1,073,828
                   ----------------------------------------------------------------
  2,392,013        PC, 1475O, 7.00%, 2/15/2008                                           2,337,164
                   ----------------------------------------------------------------
  6,189,728        PC, 1544L, 6.63%, Floating Rate Note*, 7/15/2008                      6,004,593
                   ----------------------------------------------------------------
  4,400,000        PC, 1604FC, 6.24%, Floating Rate Note*, 11/15/2008                    4,279,220
                   ----------------------------------------------------------------
  5,000,000        PC, 1712C, 6.00%, 3/15/2009                                           4,545,450
                   ----------------------------------------------------------------
  2,671,763        PC, 31K, 6.50%, 10/25/2014                                            2,488,026
                   ----------------------------------------------------------------
  4,250,000        PC, 1403M, 6.50%, 12/15/2021                                          3,947,995
                   ----------------------------------------------------------------   ------------
                   Total                                                                36,170,942
                   ----------------------------------------------------------------   ------------



FIRST PRIORITY FIXED INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES--CONTINUED
-----------------------------------------------------------------------------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--32.7%
                   ----------------------------------------------------------------
$ 1,250,000        REMIC, 1992-G34/EC, 8.25%, 7/25/2005                               $  1,290,063
                   ----------------------------------------------------------------
  2,000,000        7.25%, 9/26/2005 Series MTN                                           1,973,100
                   ----------------------------------------------------------------
  4,500,000        7.34%, 9/29/2005 Series MTN                                           4,455,540
                   ----------------------------------------------------------------
  1,900,000        7.125%, 11/7/2005 Series MTN                                          1,864,869
                   ----------------------------------------------------------------
  3,000,000        7.11%, 3/20/2006 Series MTN                                           2,954,070
                   ----------------------------------------------------------------
  2,820,000        7.02%, 4/10/2006                                                      2,763,826
                   ----------------------------------------------------------------
  2,000,000        7.07%, 10/24/2006 Series MTN                                          1,975,600
                   ----------------------------------------------------------------
  3,000,000        7.54%, 11/2/2006 Series MTN                                           2,989,320
                   ----------------------------------------------------------------
  1,500,000        6.82%, 12/13/2006                                                     1,465,245
                   ----------------------------------------------------------------
  5,000,000        7.27%, 2/14/2007                                                      4,963,900
                   ----------------------------------------------------------------
  5,000,000        7.09%, 3/13/2007                                                      4,964,000
                   ----------------------------------------------------------------
 10,000,000        7.55%, 3/27/2007                                                     10,033,800
                   ----------------------------------------------------------------
  2,000,000        7.74%, 5/15/2007 Series MTN                                           2,004,120
                   ----------------------------------------------------------------
  1,250,000        REMIC, 1992-209/F, 6.98%, Floating Rate Note*, 11/25/2007             1,277,413
                   ----------------------------------------------------------------
  3,716,165        REMIC, 1993-G32/J, 6.75%, 5/25/2009                                   3,656,966
                   ----------------------------------------------------------------
  3,541,125        REMIC, 1994-10/KC, 6.50%, 10/25/2010                                  3,321,681
                   ----------------------------------------------------------------
  1,000,000        REMIC, 1992-137/DA, 7.75%, 1/25/2017                                  1,010,200
                   ----------------------------------------------------------------
  5,601,615        REMIC, 1993-202/PH, 6.50%, 2/25/2022                                  5,404,662
                   ----------------------------------------------------------------   ------------
                   Total                                                                58,368,375
                   ----------------------------------------------------------------   ------------
                   TENNESSEE VALLEY AUTHORITY--3.5%
                   ----------------------------------------------------------------
  2,000,000        7.875%, 9/15/2001                                                     2,000,000
                   ----------------------------------------------------------------
  4,400,000        6.125%, 7/15/2003                                                     4,247,848
                   ----------------------------------------------------------------   ------------
                   Total                                                                 6,247,848
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $117,072,297)       115,455,344
                   ----------------------------------------------------------------   ------------



FIRST PRIORITY FIXED INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--20.5%
-----------------------------------------------------------------------------------
                   U.S. TREASURY NOTES
                   ----------------------------------------------------------------
$ 6,000,000        7.50%, 11/15/2001                                                  $  6,230,040
                   ----------------------------------------------------------------
  7,000,000        7.50%, 5/15/2002                                                      7,294,490
                   ----------------------------------------------------------------
 17,250,000        STRIPS, IO, 2/15/2006                                                 9,649,650
                   ----------------------------------------------------------------
  7,000,000        7.00%, 7/15/2006                                                      7,148,190
                   ----------------------------------------------------------------
 17,000,000        STRIPS, IO, 11/15/2011                                                6,256,340
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $36,490,521)        36,578,710
                   ----------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENT--3.1%
-----------------------------------------------------------------------------------
  5,509,185        Wachovia Bank of NC, 5.55%, dated 5/30/1997, due 6/2/1997 (AT
                   AMORTIZED COST)                                                       5,509,185
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $179,113,170)(B)                $177,791,149
                   ----------------------------------------------------------------   ------------


  * Current rate shown.

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $179,113,170. The net unrealized depreciation of investments on a federal tax basis amounts to $1,322,021 which is comprised of $747,187 appreciation and $2,069,208 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($178,345,287) at May 31, 1997.

The following acronyms are used throughout this portfolio:

IO      -- Interest Only
MTN     -- Medium Term Note
PC      -- Participation Certificate
REMIC   -- Real Estate Mortgage Investment Conduit
STRIPS  -- Separate Trading of Registered Interest & Principal of Securities


(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY BALANCED FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--56.8%
------------------------------------------------------------------------------------
                  BASIC INDUSTRIES--2.7%
                  ------------------------------------------------------------------
                  CHEMICALS/PAPER--2.0%
                  ------------------------------------------------------------------
     3,000        Du Pont (E.I.) de Nemours & Co.                                      $   326,625
                  ------------------------------------------------------------------
    10,000        IMC Global, Inc.                                                         391,250
                  ------------------------------------------------------------------
    16,000        Kimberly-Clark Corp.                                                     802,000
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,519,875
                  ------------------------------------------------------------------   -----------
                  METALS & MINING--0.4%
                  ------------------------------------------------------------------
     4,500        Aluminum Co. of America                                                  331,312
                  ------------------------------------------------------------------   -----------
                  PRODUCER MANUFACTURING--0.3%
                  ------------------------------------------------------------------
     4,200        Deere & Co.                                                              214,725
                  ------------------------------------------------------------------   -----------
                  Total Basic Industries                                                 2,065,912
                  ------------------------------------------------------------------   -----------
                  CAPITAL GOODS--13.4%
                  ------------------------------------------------------------------
                  ELECTRICAL--2.5%
                  ------------------------------------------------------------------
    30,600        General Electric Co.                                                   1,847,475
                  ------------------------------------------------------------------   -----------
                  TECHNOLOGY--10.9%
                  ------------------------------------------------------------------
     5,000        3Com Corp.                                                               242,500
                  ------------------------------------------------------------------
    10,000        AMP, Inc.                                                                411,250
                  ------------------------------------------------------------------
     8,000    (a) BMC Software, Inc.                                                       433,000
                  ------------------------------------------------------------------
     6,200        Boeing Co.                                                               652,550
                  ------------------------------------------------------------------
     6,500    (a) Cisco Systems, Inc.                                                      440,375
                  ------------------------------------------------------------------
     6,000        Eastman Kodak Co.                                                        497,250
                  ------------------------------------------------------------------
     9,500        Hewlett-Packard Co.                                                      489,250
                  ------------------------------------------------------------------
     6,700        Intel Corp.                                                            1,015,050
                  ------------------------------------------------------------------
    10,999        Lucent Technologies, Inc.                                                699,811
                  ------------------------------------------------------------------
     7,000        Micron Technology, Inc.                                                  297,500
                  ------------------------------------------------------------------
    16,000    (a) Microsoft Corp.                                                        1,984,000
                  ------------------------------------------------------------------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  TECHNOLOGY--CONTINUED
                  ------------------------------------------------------------------
     7,500        Motorola, Inc.                                                       $   497,813
                  ------------------------------------------------------------------
     8,000        TRW, Inc.                                                                428,000
                  ------------------------------------------------------------------   -----------
                  Total                                                                  8,088,349
                  ------------------------------------------------------------------   -----------
                  Total Capital Goods                                                    9,935,824
                  ------------------------------------------------------------------   -----------
                  CONSUMER CYCLICAL--3.6%
                  ------------------------------------------------------------------
                  AUTOMOTIVE--0.4%
                  ------------------------------------------------------------------
    10,000        Pep Boys-Manny Moe & Jack                                                312,500
                  ------------------------------------------------------------------   -----------
                  MERCHANDISE/APPAREL--3.2%
                  ------------------------------------------------------------------
     5,000        Home Depot, Inc.                                                         315,000
                  ------------------------------------------------------------------
     4,000        Nike, Inc., Class B                                                      228,000
                  ------------------------------------------------------------------
     6,000        Sears, Roebuck & Co.                                                     294,750
                  ------------------------------------------------------------------
    12,400        Toys "R" Us, Inc.                                                        385,950
                  ------------------------------------------------------------------
     6,000        V.F. Corp.                                                               468,750
                  ------------------------------------------------------------------
    22,000        Wal-Mart Stores, Inc.                                                    654,500
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,346,950
                  ------------------------------------------------------------------   -----------
                  Total Consumer Cyclical                                                2,659,450
                  ------------------------------------------------------------------   -----------
                  CONSUMER SERVICES--2.7%
                  ------------------------------------------------------------------
                  ENTERTAINMENT--0.9%
                  ------------------------------------------------------------------
     8,000        Walt Disney Co.                                                          655,000
                  ------------------------------------------------------------------   -----------
                  HOSPITAL MANAGEMENT--0.8%
                  ------------------------------------------------------------------
    16,000        Columbia/HCA Healthcare Corp.                                            586,000
                  ------------------------------------------------------------------   -----------
                  RETAIL--RESTAURANTS--1.0%
                  ------------------------------------------------------------------
     7,000        Cracker Barrel Old Country Store                                         203,000
                  ------------------------------------------------------------------
    11,000        McDonald's Corp.                                                         552,750
                  ------------------------------------------------------------------   -----------
                  Total                                                                    755,750
                  ------------------------------------------------------------------   -----------
                  Total Consumer Services                                                1,996,750
                  ------------------------------------------------------------------   -----------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  CONSUMER STAPLE--13.1%
                  ------------------------------------------------------------------
                  FOOD & BEVERAGE--3.6%
                  ------------------------------------------------------------------
    10,000        Coca-Cola Co.                                                        $   682,500
                  ------------------------------------------------------------------
     8,500        General Mills, Inc.                                                      537,625
                  ------------------------------------------------------------------
     2,500        Heinz (H.J.) Co.                                                         107,500
                  ------------------------------------------------------------------
    23,000        PepsiCo, Inc.                                                            845,250
                  ------------------------------------------------------------------
    12,000        Sara Lee Corp.                                                           490,500
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,663,375
                  ------------------------------------------------------------------   -----------
                  HEALTH CARE/DRUG--4.9%
                  ------------------------------------------------------------------
    12,400        American Home Products Corp.                                             945,500
                  ------------------------------------------------------------------
    14,000        Merck & Co., Inc.                                                      1,258,250
                  ------------------------------------------------------------------
    10,000        Pfizer, Inc.                                                           1,028,750
                  ------------------------------------------------------------------
     4,000        Schering Plough Corp.                                                    363,000
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,595,500
                  ------------------------------------------------------------------   -----------
                  HOSPITAL SUPPLIES--0.9%
                  ------------------------------------------------------------------
    11,200        Johnson & Johnson                                                        670,600
                  ------------------------------------------------------------------   -----------
                  HOUSEHOLD PRODUCTS--1.9%
                  ------------------------------------------------------------------
    11,000        Colgate-Palmolive Co.                                                    682,000
                  ------------------------------------------------------------------
     5,000        Procter & Gamble Co.                                                     689,375
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,371,375
                  ------------------------------------------------------------------   -----------
                  TOBACCO--1.8%
                  ------------------------------------------------------------------
    30,000        Philip Morris Cos., Inc.                                               1,320,000
                  ------------------------------------------------------------------   -----------
                  Total Consumer Staple                                                  9,620,850
                  ------------------------------------------------------------------   -----------
                  ENERGY--6.6%
                  ------------------------------------------------------------------
                  OIL SERVICES--6.6%
                  ------------------------------------------------------------------
     9,400        Amoco Corp.                                                              840,125
                  ------------------------------------------------------------------
    12,100        Chevron Corp.                                                            847,000
                  ------------------------------------------------------------------
    19,200        Exxon Corp.                                                            1,137,600
                  ------------------------------------------------------------------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  ENERGY--CONTINUED
                  ------------------------------------------------------------------
                  OIL SERVICES--CONTINUED
                  ------------------------------------------------------------------
     8,000        Halliburton Co.                                                      $   619,000
                  ------------------------------------------------------------------
     4,700        Schlumberger Ltd.                                                        559,888
                  ------------------------------------------------------------------
     8,000        Texaco, Inc.                                                             873,000
                  ------------------------------------------------------------------   -----------
                  Total Energy                                                           4,876,613
                  ------------------------------------------------------------------   -----------
                  FINANCIAL--10.9%
                  ------------------------------------------------------------------
                  BANKING--5.9%
                  ------------------------------------------------------------------
     4,700        Aflac, Inc.                                                              239,700
                  ------------------------------------------------------------------
    11,000        American Express Co.                                                     764,500
                  ------------------------------------------------------------------
     7,500        American General Corp.                                                   331,875
                  ------------------------------------------------------------------
     4,500        BankAmerica Corp.                                                        525,937
                  ------------------------------------------------------------------
     4,500        Citicorp                                                                 514,687
                  ------------------------------------------------------------------
    14,700        Federal National Mortgage Association                                    641,287
                  ------------------------------------------------------------------
    11,000        NationsBank Corp.                                                        647,625
                  ------------------------------------------------------------------
     2,700        Wells Fargo & Co.                                                        711,450
                  ------------------------------------------------------------------   -----------
                  Total                                                                  4,377,061
                  ------------------------------------------------------------------   -----------
                  INSURANCE--2.7%
                  ------------------------------------------------------------------
     5,000        American International Group, Inc.                                       676,875
                  ------------------------------------------------------------------
     3,300        General RE Corp.                                                         578,325
                  ------------------------------------------------------------------
    11,000        Torchmark Corp.                                                          721,875
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,977,075
                  ------------------------------------------------------------------   -----------
                  SECURITIES--2.3%
                  ------------------------------------------------------------------
    20,000        S&P Depositary Receipts Trust, ADR                                     1,706,250
                  ------------------------------------------------------------------   -----------
                  Total Financial                                                        8,060,386
                  ------------------------------------------------------------------   -----------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  UTILITIES--3.8%
                  ------------------------------------------------------------------
                  COMMUNICATION--1.6%
                  ------------------------------------------------------------------
     9,300        Ameritech Corp.                                                      $   609,150
                  ------------------------------------------------------------------
    13,000        BellSouth Corp.                                                          589,875
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,199,025
                  ------------------------------------------------------------------   -----------
                  UTILITIES/ELECTRICAL--2.2%
                  ------------------------------------------------------------------
     5,000        Duke Power Co.                                                           225,000
                  ------------------------------------------------------------------
    10,000        Florida Progress Corp.                                                   293,750
                  ------------------------------------------------------------------
     9,000        SBC Communications, Inc.                                                 526,500
                  ------------------------------------------------------------------
    15,000        Southern Co.                                                             318,750
                  ------------------------------------------------------------------
     8,500        WorldCom, Inc.                                                           251,813
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,615,813
                  ------------------------------------------------------------------   -----------
                  Total Utilities                                                        2,814,838
                  ------------------------------------------------------------------   -----------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $29,909,603)                     42,030,623
                  ------------------------------------------------------------------   -----------
CORPORATE BONDS--6.5%
------------------------------------------------------------------------------------
                  CONSUMER CYCLICAL--1.0%
                  ------------------------------------------------------------------
                  AUTOMOTIVE--0.2%
                  ------------------------------------------------------------------
$  120,000        Ford Motor Co., Delaware, 8.875%, 4/1/2006                               132,958
                  ------------------------------------------------------------------   -----------
                  RETAIL SPECIALTY--0.8%
                  ------------------------------------------------------------------
   500,000        J.C. Penney Co., Inc., 6.375%, 9/15/2000                                 494,040
                  ------------------------------------------------------------------
   120,000        Limited, Inc., Note, 9.125%, 2/1/2001                                    127,516
                  ------------------------------------------------------------------   -----------
                  Total                                                                    621,556
                  ------------------------------------------------------------------   -----------
                  Total Consumer Cyclical                                                  754,514
                  ------------------------------------------------------------------   -----------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------
                  CONSUMER STAPLE--0.9%
                  ------------------------------------------------------------------
                  TECHNOLOGY SERVICES--0.7%
                  ------------------------------------------------------------------
$  500,000        Lucent Technologies, Inc., 7.00%, 3/12/2012                          $   483,395
                  ------------------------------------------------------------------   -----------
                  TOBACCO--0.2%
                  ------------------------------------------------------------------
   120,000        Philip Morris Cos., Inc., 9.00%, 1/1/2001                                127,139
                  ------------------------------------------------------------------   -----------
                  Total Consumer Staple                                                    610,534
                  ------------------------------------------------------------------   -----------
                  ELECTRICAL POWER--0.3%
                  ------------------------------------------------------------------
                  UTILITIES--0.3%
                  ------------------------------------------------------------------
   120,000        Orange & Rockland Utilities, Inc., 9.375%, 3/15/2000                     127,810
                  ------------------------------------------------------------------
   120,000        Virginia Electric Power Co., 8.875%, 6/1/1999                            125,257
                  ------------------------------------------------------------------   -----------
                  Total Electrical Power                                                   253,067
                  ------------------------------------------------------------------   -----------
                  FINANCIAL--4.3%
                  ------------------------------------------------------------------
                  FINANCE--COMMERCIAL--2.0%
                  ------------------------------------------------------------------
   500,000        Associates Corp. of North America, 6.875%, 8/1/2003                      496,850
                  ------------------------------------------------------------------
 1,000,000        Xerox Credit Corp., 7.40%, 11/21/2011                                    989,738
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,486,588
                  ------------------------------------------------------------------   -----------
                  FINANCE--EQUIPMENT--0.3%
                  ------------------------------------------------------------------
   250,000        General Electric Capital Corp., 5.50%, 11/1/2001                         237,613
                  ------------------------------------------------------------------   -----------
                  INSURANCE--0.7%
                  ------------------------------------------------------------------
   500,000        Merrill Lynch & Co., Inc., 6.00%, 1/15/2001                              487,680
                  ------------------------------------------------------------------   -----------
                  SECURITIES--1.3%
                  ------------------------------------------------------------------
 1,000,000        Lehman Brothers, Holdings, Inc., 7.375%, 1/15/2007                       988,860
                  ------------------------------------------------------------------   -----------
                  Total Financial                                                        3,200,741
                  ------------------------------------------------------------------   -----------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $4,806,012)                     4,818,856
                  ------------------------------------------------------------------   -----------
U.S. GOVERNMENT AGENCIES--14.2%
------------------------------------------------------------------------------------
                  FEDERAL FARM CREDIT BANK--1.8%
                  ------------------------------------------------------------------
   800,000        6.625%, 3/25/2002                                                        797,500
                  ------------------------------------------------------------------
   500,000        7.18%, 3/20/2007                                                         496,225
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,293,725
                  ------------------------------------------------------------------   -----------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
U.S. GOVERNMENT AGENCIES--CONTINUED
------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN BANK--0.3%
                  ------------------------------------------------------------------
$  250,000        6.75%, 10/24/2003                                                    $   251,132
                  ------------------------------------------------------------------   -----------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--3.9%
                  ------------------------------------------------------------------
   500,000        6.57%, 9/18/2000                                                         498,285
                  ------------------------------------------------------------------
 1,000,000        6.67%, 12/14/2005                                                        962,320
                  ------------------------------------------------------------------
   150,000        7.55%, 11/27/2007                                                        149,836
                  ------------------------------------------------------------------
   750,000        PC, 1403M, 6.50%, 12/15/2021                                             696,705
                  ------------------------------------------------------------------
   600,000        PC, 1604FC, 6.24%, Floating Rate Note*, 11/15/2008                       583,530
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,890,676
                  ------------------------------------------------------------------   -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.4%
                  ------------------------------------------------------------------
   500,000        6.82%, 12/13/2006                                                        488,415
                  ------------------------------------------------------------------
   500,000        7.05%, 10/20/2005                                                        489,255
                  ------------------------------------------------------------------
   510,000        7.54%, 11/2/2006                                                         508,184
                  ------------------------------------------------------------------
 1,000,000        REMIC, 1992-G34/EC, 8.25%, 7/25/2005                                   1,032,050
                  ------------------------------------------------------------------
 1,000,000        REMIC, 1992/137/DA, 7.75%, 1/25/2017                                   1,010,200
                  ------------------------------------------------------------------
 1,000,000        REMIC, 1993-202/PH, 6.50%, 2/25/2022                                     964,840
                  ------------------------------------------------------------------
   500,000        REMIC, 1993-G32, CL-J, 6.75%, 5/25/2009                                  492,035
                  ------------------------------------------------------------------
   500,000        REMIC, 1994-10/KC, 6.50%, 10/25/2010                                     469,015
                  ------------------------------------------------------------------   -----------
                  Total                                                                  5,453,994
                  ------------------------------------------------------------------   -----------
                  TENNESSEE VALLEY AUTHORITY--0.8%
                  ------------------------------------------------------------------
   600,000        6.125%, 7/15/2003                                                        579,252
                  ------------------------------------------------------------------   -----------
                  TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $10,126,146)          10,468,779
                  ------------------------------------------------------------------   -----------
U.S. TREASURY OBLIGATIONS--13.4%
------------------------------------------------------------------------------------
                  U.S. TREASURY NOTES--13.4%
                  ------------------------------------------------------------------
 1,000,000        5.875%, 8/15/1998                                                        998,960
                  ------------------------------------------------------------------
   500,000        6.25%, 8/31/2000                                                         498,090
                  ------------------------------------------------------------------
 1,000,000        5.625%, 2/28/2001                                                        973,580
                  ------------------------------------------------------------------
 1,000,000        7.50%, 11/15/2001                                                      1,038,340
                  ------------------------------------------------------------------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
U.S. TREASURY OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------
                  U.S. TREASURY NOTES--CONTINUED
                  ------------------------------------------------------------------
$1,000,000        7.50%, 5/15/2002                                                     $ 1,042,070
                  ------------------------------------------------------------------
 1,000,000        6.25%, 2/15/2003                                                         986,560
                  ------------------------------------------------------------------
 1,000,000        6.50%, 5/15/2005                                                         991,000
                  ------------------------------------------------------------------
 2,800,000        STRIPS, IO, 2/15/2006                                                  1,566,320
                  ------------------------------------------------------------------
 1,250,000        7.00%, 7/15/2006                                                       1,276,463
                  ------------------------------------------------------------------
 1,500,000        STRIPS, IO, 11/15/2011                                                   552,030
                  ------------------------------------------------------------------   -----------
                  TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $9,806,793)           9,923,413
                  ------------------------------------------------------------------   -----------
(B)REPURCHASE AGREEMENT--7.1%
------------------------------------------------------------------------------------
 5,225,150        Wachovia Bank of NC, NA, 5.55%, dated 5/30/1997, due 6/2/1997 (AT
                  AMORTIZED COST)                                                        5,225,150
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $59,873,704)(C)                   $72,466,821
                  ------------------------------------------------------------------   -----------


* Current rate shown.

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $59,873,704. The net unrealized appreciation of investments on a federal tax basis amounts to $12,593,117 which is comprised of $12,922,687 appreciation and $329,570 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($73,890,115) at May 31, 1997.

The following acronyms are used throughout this portfolio:

IO      -- Interest Only
PC      -- Participation Certificate
ADR     -- American Depository Receipt
REMIC   -- Real Estate Mortgage Investment Conduit
STRIPS  -- Separate Trading of Registered Interest & Principal of Securities


(See notes which are an integral part of the Financial Statements.)


FIRST PRIORITY VALUE FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--96.7%
-----------------------------------------------------------------------------------
                  BANKING--13.5%
                  -----------------------------------------------------------------
    45,000        Banc One Corp.                                                      $  1,946,250
                  -----------------------------------------------------------------
    17,000        BankAmerica Corp.                                                      1,986,875
                  -----------------------------------------------------------------
    22,000        Bankers Trust New York Corp.                                           1,861,750
                  -----------------------------------------------------------------
    21,000        Chase Manhattan Corp.                                                  1,984,500
                  -----------------------------------------------------------------
    20,000        Citicorp                                                               2,287,500
                  -----------------------------------------------------------------
    15,000        J.P. Morgan & Co., Inc.                                                1,612,500
                  -----------------------------------------------------------------
    40,000        NationsBank Corp.                                                      2,355,000
                  -----------------------------------------------------------------   ------------
                  Total Banking                                                         14,034,375
                  -----------------------------------------------------------------   ------------
                  BASIC INDUSTRY--9.4%
                  -----------------------------------------------------------------
                  ALUMINUM
                  -----------------------------------------------------------------
    25,000        Aluminum Co. of America                                                1,840,625
                  -----------------------------------------------------------------   ------------
                  CHEMICALS
                  -----------------------------------------------------------------
    10,000        Du Pont (E.I.) de Nemours & Co.                                        1,088,750
                  -----------------------------------------------------------------
    25,000        Nalco Chemical Co.                                                       928,125
                  -----------------------------------------------------------------   ------------
                  Total                                                                  2,016,875
                  -----------------------------------------------------------------   ------------
                  PAPER
                  -----------------------------------------------------------------
    30,000        Weyerhaeuser Co.                                                       1,496,250
                  -----------------------------------------------------------------   ------------
                  PROCESS INDUSTRIES
                  -----------------------------------------------------------------
    55,000        IMC Global, Inc.                                                       2,151,875
                  -----------------------------------------------------------------
    35,000        Mead Corp.                                                             2,231,250
                  -----------------------------------------------------------------   ------------
                  Total                                                                  4,383,125
                  -----------------------------------------------------------------   ------------
                  Total Basic Industry                                                   9,736,875
                  -----------------------------------------------------------------   ------------



FIRST PRIORITY VALUE FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  CAPITAL GOODS--5.4%
                  -----------------------------------------------------------------
                  ELECTRICAL EQUIPMENT/MACHINERY
                  -----------------------------------------------------------------
    32,000        General Electric Co.                                                $  1,932,000
                  -----------------------------------------------------------------
    35,000        Ingersoll-Rand Co.                                                     1,907,500
                  -----------------------------------------------------------------   ------------
                  Total                                                                  3,839,500
                  -----------------------------------------------------------------   ------------
                  INDUSTRIAL
                  -----------------------------------------------------------------
    80,000        Cooper Tire & Rubber Co.                                               1,790,000
                  -----------------------------------------------------------------   ------------
                  Total Capital Goods                                                    5,629,500
                  -----------------------------------------------------------------   ------------
                  CONSUMER CYCLICAL--7.3%
                  -----------------------------------------------------------------
                  AUTOS/LODGING/OTHER
                  -----------------------------------------------------------------
    45,000        Corning, Inc.                                                          2,266,875
                  -----------------------------------------------------------------
    15,000        General Motors Corp.                                                     858,750
                  -----------------------------------------------------------------
    25,000        Ford Motor Co.                                                           937,500
                  -----------------------------------------------------------------   ------------
                  Total                                                                  4,063,125
                  -----------------------------------------------------------------   ------------
                  MERCHANDISING/MASS MERCHANDISING
                  -----------------------------------------------------------------
    35,000        Dayton-Hudson Corp.                                                    1,684,375
                  -----------------------------------------------------------------   ------------
                  RETAIL SPECIALITY/MERCHANDISING
                  -----------------------------------------------------------------
    20,000        Nordstrom, Inc.                                                          960,000
                  -----------------------------------------------------------------
    30,000        Toys -R- Us, Inc.                                                        933,750
                  -----------------------------------------------------------------   ------------
                  Total                                                                  1,893,750
                  -----------------------------------------------------------------   ------------
                  Total Consumer Cyclical                                                7,641,250
                  -----------------------------------------------------------------   ------------
                  CONSUMER SERVICES--2.1%
                  -----------------------------------------------------------------
                  PUBLISHING
                  -----------------------------------------------------------------
    40,000        McGraw-Hill Cos., Inc.                                                 2,185,000
                  -----------------------------------------------------------------   ------------



FIRST PRIORITY VALUE FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  CONSUMER STAPLES--3.5%
                  -----------------------------------------------------------------
                  HEALTH CARE/DRUG
                  -----------------------------------------------------------------
    14,000        Bristol-Myers Squibb Co.                                            $  1,027,250
                  -----------------------------------------------------------------   ------------
                  CONSUMER NON-DURABLES
                  -----------------------------------------------------------------
    25,000        Heinz (H.J.) Co.                                                       1,075,000
                  -----------------------------------------------------------------
    50,000        RJR Nabisco Holdings Corp.                                             1,618,750
                  -----------------------------------------------------------------   ------------
                  Total                                                                  2,693,750
                  -----------------------------------------------------------------   ------------
                  Total Consumer Staples                                                 3,721,000
                  -----------------------------------------------------------------   ------------
                  ENERGY--16.6%
                  -----------------------------------------------------------------
                  OIL SERVICES
                  -----------------------------------------------------------------
    20,000        Amerada-Hess Corp.                                                     1,070,000
                  -----------------------------------------------------------------
    18,000        Amoco Corp.                                                            1,608,750
                  -----------------------------------------------------------------
    35,000        Burlington Resources, Inc.                                             1,627,500
                  -----------------------------------------------------------------
    20,000        Chevron Corp.                                                          1,400,000
                  -----------------------------------------------------------------
    74,000        Exxon Corp.                                                            4,384,500
                  -----------------------------------------------------------------
    10,000        Mobil Corp.                                                            1,398,750
                  -----------------------------------------------------------------
    15,000        Royal Dutch Petroleum Co., ADR                                         2,928,750
                  -----------------------------------------------------------------
    10,000        Schlumberger Ltd.                                                      1,191,250
                  -----------------------------------------------------------------
    15,000        Texaco, Inc.                                                           1,636,875
                  -----------------------------------------------------------------   ------------
                  Total Energy                                                          17,246,375
                  -----------------------------------------------------------------   ------------
                  INSURANCE/MISCELLANEOUS--15.5%
                  -----------------------------------------------------------------
    15,000        American Express Co.                                                   1,042,500
                  -----------------------------------------------------------------
    17,000        American International Group, Inc.                                     2,301,375
                  -----------------------------------------------------------------
     7,000        CIGNA Corp.                                                            1,216,250
                  -----------------------------------------------------------------
    35,000        Chubb Corp.                                                            2,135,000
                  -----------------------------------------------------------------
    55,000        Federal National Mortgage Association                                  2,399,375
                  -----------------------------------------------------------------
    25,000        Jefferson-Pilot Corp.                                                  1,590,625
                  -----------------------------------------------------------------
    16,000        Marsh & McLennan Cos., Inc.                                            2,108,000
                  -----------------------------------------------------------------



FIRST PRIORITY VALUE FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  INSURANCE/MISCELLANEOUS--CONTINUED
                  -----------------------------------------------------------------
    25,000        S&P Depositary Receipts Trust, ADR                                  $  2,132,813
                  -----------------------------------------------------------------
    20,000        Travelers Group, Inc.                                                  1,097,500
                  -----------------------------------------------------------------   ------------
                  Total Insurance/Miscellaneous                                         16,023,438
                  -----------------------------------------------------------------   ------------
                  TECHNOLOGY--9.2%
                  -----------------------------------------------------------------
    25,000        AMP, Inc.                                                              1,028,125
                  -----------------------------------------------------------------
    10,000        Boeing Co.                                                             1,052,500
                  -----------------------------------------------------------------
    30,000        Hewlett-Packard Co.                                                    1,545,000
                  -----------------------------------------------------------------
    12,000        International Business Machines Corp.                                  1,038,000
                  -----------------------------------------------------------------
    20,000        Lockheed Martin Corp.                                                  1,872,500
                  -----------------------------------------------------------------
    23,000        Motorola, Inc.                                                         1,526,625
                  -----------------------------------------------------------------
    28,000        TRW, Inc.                                                              1,498,000
                  -----------------------------------------------------------------   ------------
                  Total Technology                                                       9,560,750
                  -----------------------------------------------------------------   ------------
                  TRANSPORTATION--1.2%
                  -----------------------------------------------------------------
    50,000        USFreightways Corp.                                                    1,212,500
                  -----------------------------------------------------------------   ------------
                  UTILITIES--13.0%
                  -----------------------------------------------------------------
                  COMMUNICATIONS
                  -----------------------------------------------------------------
    20,000        Ameritech Corp.                                                        1,310,000
                  -----------------------------------------------------------------
    30,000        Bell Atlantic Corp.                                                    2,100,000
                  -----------------------------------------------------------------
    50,000        BellSouth Corp.                                                        2,268,750
                  -----------------------------------------------------------------
    90,000        WorldCom, Inc.                                                         2,666,250
                  -----------------------------------------------------------------   ------------
                  Total                                                                  8,345,000
                  -----------------------------------------------------------------   ------------



FIRST PRIORITY VALUE FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL
  AMOUNT                                                                                   VALUE
----------         ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ------------------------------------------------------------------
                   ELECTRICAL
                   ------------------------------------------------------------------
    65,000         SCANA Corp.                                                          $  1,625,000
                   ------------------------------------------------------------------
    90,000         Southern Co.                                                            1,912,500
                   ------------------------------------------------------------------
    65,000         TECO Energy, Inc.                                                       1,616,875
                   ------------------------------------------------------------------   ------------
                   Total                                                                   5,154,375
                   ------------------------------------------------------------------   ------------
                   Total Utilities                                                        13,499,375
                   ------------------------------------------------------------------   ------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $81,230,917)                     100,490,438
                   ------------------------------------------------------------------   ------------
PREFERRED STOCKS--0.9%
-------------------------------------------------------------------------------------
                   INSURANCE--0.9%
                   ------------------------------------------------------------------
    10,000         Aetna, Inc., Conv. Pfd., $4.76 (IDENTIFIED COST $690,800)                 925,000
                   ------------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENT--2.4%
-------------------------------------------------------------------------------------
$2,469,950         Wachovia Bank of NC, 5.55%, dated 5/30/1997, due 6/2/1997 (AT
                   AMORTIZED COST)                                                         2,469,950
                   ------------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $84,391,667(B)                    $103,885,388
                   ------------------------------------------------------------------   ------------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $84,391,667. The net unrealized appreciation of investments on a federal tax basis amounts to $19,493,721 which is comprised of $19,881,995 appreciation and $388,274 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($103,853,027) at May 31, 1997.

The following acronym is used throughout this portfolio:

ADR -- American Depository Receipt

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY GROWTH FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                   VALUE
----------         ------------------------------------------------------------------   ------------
COMMON STOCKS--98.3%
-------------------------------------------------------------------------------------
                   BANKING--1.7%
                   ------------------------------------------------------------------
    40,000         NationsBank Corp.                                                    $  2,355,000
                   ------------------------------------------------------------------
     7,000         Wells Fargo & Co.                                                       1,844,500
                   ------------------------------------------------------------------   ------------
                   Total Banking                                                           4,199,500
                   ------------------------------------------------------------------   ------------
                   BASIC INDUSTRIES--4.7%
                   ------------------------------------------------------------------
                   CHEMICALS/METALS/STEEL/GOLD
                   ------------------------------------------------------------------
    73,000         Avery Dennison Corp.                                                    2,746,625
                   ------------------------------------------------------------------
    50,000         Barrick Gold Corp.                                                      1,262,500
                   ------------------------------------------------------------------
    75,000         Monsanto Co.                                                            3,300,000
                   ------------------------------------------------------------------   ------------
                   Total                                                                   7,309,125
                   ------------------------------------------------------------------   ------------
                   PAPER
                   ------------------------------------------------------------------
    86,000         Kimberly-Clark Corp.                                                    4,310,750
                   ------------------------------------------------------------------   ------------
                   Total Basic Industries                                                 11,619,875
                   ------------------------------------------------------------------   ------------
                   CAPITAL GOODS--6.6%
                   ------------------------------------------------------------------
                   EQUIPMENT-MACHINERY
                   ------------------------------------------------------------------
   230,000         General Electric Co.                                                   13,886,250
                   ------------------------------------------------------------------   ------------
                   SPECIALTY MACHINERY
                   ------------------------------------------------------------------
    50,000         Parker-Hannifin Corp.                                                   2,631,250
                   ------------------------------------------------------------------   ------------
                   Total Capital Goods                                                    16,517,500
                   ------------------------------------------------------------------   ------------
                   CONSUMER CYCLICAL--5.7%
                   ------------------------------------------------------------------
                   AUTO/LODGING/OTHER
                   ------------------------------------------------------------------
   102,000         Corning, Inc.                                                           5,138,250
                   ------------------------------------------------------------------
    88,000         Pep Boys-Manny Moe & Jack                                               2,750,000
                   ------------------------------------------------------------------   ------------
                   Total                                                                   7,888,250
                   ------------------------------------------------------------------   ------------
                   MERCHANDISE/MASS MERCHANDISING
                   ------------------------------------------------------------------
   100,000         Wal-Mart Stores, Inc.                                                   2,975,000
                   ------------------------------------------------------------------   ------------



FIRST PRIORITY GROWTH FUND
--------------------------------------------------------------------------------

  SHARES                                                                                   VALUE
----------         ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   CONSUMER CYCLICAL--CONTINUED
                   ------------------------------------------------------------------
                   MERCHANDISE/SPECIALTY
                   ------------------------------------------------------------------
    53,000         Home Depot, Inc.                                                     $  3,339,000
                   ------------------------------------------------------------------   ------------
                   Total Consumer Cyclical                                                14,202,250
                   ------------------------------------------------------------------   ------------
                   CONSUMER NON-CYCLICAL--12.6%
                   ------------------------------------------------------------------
                   TOBACCO/COSMETICS/HOUSEHOLD
                   ------------------------------------------------------------------
   108,000         Colgate-Palmolive Co.                                                   6,696,000
                   ------------------------------------------------------------------
    68,000         Gillette Co.                                                            6,043,500
                   ------------------------------------------------------------------
    90,000         Newell Co.                                                              3,442,500
                   ------------------------------------------------------------------
   171,000         Philip Morris Cos., Inc.                                                7,524,000
                   ------------------------------------------------------------------
    55,000         Procter & Gamble Co.                                                    7,583,125
                   ------------------------------------------------------------------   ------------
                   Total Consumer Non-Cyclical                                            31,289,125
                   ------------------------------------------------------------------   ------------
                   CONSUMER SERVICES--7.6%
                   ------------------------------------------------------------------
                   ENTERTAINMENT
                   ------------------------------------------------------------------
    73,000         Disney (Walt) Co.                                                       5,976,875
                   ------------------------------------------------------------------   ------------
                   HOSPITAL MANAGEMENT
                   ------------------------------------------------------------------
   120,000         Columbia/HCA Healthcare Corp.                                           4,395,000
                   ------------------------------------------------------------------   ------------
                   PUBLISHING
                   ------------------------------------------------------------------
    53,000         McGraw-Hill Cos., Inc.                                                  2,895,125
                   ------------------------------------------------------------------
    20,000         Time Warner, Inc.                                                         930,000
                   ------------------------------------------------------------------   ------------
                   Total                                                                   3,825,125
                   ------------------------------------------------------------------   ------------
                   RETAIL-RESTAURANTS
                   ------------------------------------------------------------------
   100,000         Cracker Barrel Old Country Store                                        2,900,000
                   ------------------------------------------------------------------
    35,000         McDonald's Corp.                                                        1,758,750
                   ------------------------------------------------------------------   ------------
                   Total                                                                   4,658,750
                   ------------------------------------------------------------------   ------------
                   Total Consumer Services                                                18,855,750
                   ------------------------------------------------------------------   ------------



FIRST PRIORITY GROWTH FUND
--------------------------------------------------------------------------------

  SHARES                                                                                   VALUE
----------         ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   CONSUMER STAPLE--22.1%
                   ------------------------------------------------------------------
                   BEVERAGE
                   ------------------------------------------------------------------
   120,000         Coca-Cola Co.                                                        $  8,190,000
                   ------------------------------------------------------------------
   120,000         PepsiCo, Inc.                                                           4,410,000
                   ------------------------------------------------------------------   ------------
                   Total                                                                  12,600,000
                   ------------------------------------------------------------------   ------------
                   HEALTHCARE/DRUG
                   ------------------------------------------------------------------
    73,000         American Home Products Corp.                                            5,566,250
                   ------------------------------------------------------------------
    75,000         (a)Amgen, Inc.                                                          5,015,625
                   ------------------------------------------------------------------
    17,500         (a)Covance, Inc.                                                          325,938
                   ------------------------------------------------------------------
    84,000         Merck & Co., Inc.                                                       7,549,500
                   ------------------------------------------------------------------
    84,000         Pfizer, Inc.                                                            8,641,500
                   ------------------------------------------------------------------
    70,000         Schering Plough Corp.                                                   6,352,500
                   ------------------------------------------------------------------   ------------
                   Total                                                                  33,451,313
                   ------------------------------------------------------------------   ------------
                   HOSPITAL SUPPLIES
                   ------------------------------------------------------------------
    37,000         Abbott Laboratories                                                     2,331,000
                   ------------------------------------------------------------------
   110,000         Johnson & Johnson                                                       6,586,250
                   ------------------------------------------------------------------   ------------
                   Total                                                                   8,917,250
                   ------------------------------------------------------------------   ------------
                   Total Consumer Staple                                                  54,968,563
                   ------------------------------------------------------------------   ------------
                   ENERGY--4.3%
                   ------------------------------------------------------------------
                   OIL SERVICES
                   ------------------------------------------------------------------
    37,000         Amerada-Hess Corp.                                                      1,979,500
                   ------------------------------------------------------------------
    14,500         Atlantic Richfield Co.                                                  2,109,750
                   ------------------------------------------------------------------
    33,000         Schlumberger Ltd.                                                       3,931,125
                   ------------------------------------------------------------------
    25,000         Texaco, Inc.                                                            2,728,125
                   ------------------------------------------------------------------   ------------
                   Total Energy                                                           10,748,500
                   ------------------------------------------------------------------   ------------
                   INSURANCE/MISCELLANEOUS--8.2%
                   ------------------------------------------------------------------
    31,000         American International Group, Inc.                                      4,196,625
                   ------------------------------------------------------------------
    70,000         Federal National Mortgage Association                                   3,053,750
                   ------------------------------------------------------------------



FIRST PRIORITY GROWTH FUND
--------------------------------------------------------------------------------

  SHARES                                                                                   VALUE
----------         ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------
                   INSURANCE/MISCELLANEOUS--CONTINUED
                   ------------------------------------------------------------------
    40,000         ASA Holdings Ltd.                                                    $  1,045,000
                   ------------------------------------------------------------------
   140,000         S&P Depositary Receipts Trust, ADR                                     11,943,750
                   ------------------------------------------------------------------   ------------
                   Total Insurance/Miscellaneous                                          20,239,125
                   ------------------------------------------------------------------   ------------
                   TECHNOLOGY--21.6%
                   ------------------------------------------------------------------
    45,000         (a)Airtouch Communications, Inc.                                        1,254,375
                   ------------------------------------------------------------------
    48,000         Automatic Data Processing, Inc.                                         2,358,000
                   ------------------------------------------------------------------
    44,000         (a)BMC Software, Inc.                                                   2,381,500
                   ------------------------------------------------------------------
    95,000         (a)Cisco Systems, Inc.                                                  6,436,250
                   ------------------------------------------------------------------
    24,000         Eastman Kodak Co.                                                       1,989,000
                   ------------------------------------------------------------------
    77,000         Hewlett-Packard Co.                                                     3,965,500
                   ------------------------------------------------------------------
    60,000         Intel Corp.                                                             9,090,000
                   ------------------------------------------------------------------
    73,000         Lucent Technologies, Inc.                                               4,644,625
                   ------------------------------------------------------------------
    78,000         (a)Microsoft Corp.                                                      9,672,000
                   ------------------------------------------------------------------
    25,000         Minnesota Mining & Manufacturing Co.                                    2,293,750
                   ------------------------------------------------------------------
    48,000         Motorola, Inc.                                                          3,186,000
                   ------------------------------------------------------------------
   135,000         (a)Oracle Corp.                                                         6,294,375
                   ------------------------------------------------------------------   ------------
                   Total Technology                                                       53,565,375
                   ------------------------------------------------------------------   ------------
                   UTILITIES--3.2%
                   ------------------------------------------------------------------
                   COMMUNICATIONS
                   ------------------------------------------------------------------
    44,000         Ameritech Corp.                                                         2,882,000
                   ------------------------------------------------------------------
    40,000         SBC Communications, Inc.                                                2,340,000
                   ------------------------------------------------------------------
    90,000         (a)WorldCom, Inc.                                                       2,666,250
                   ------------------------------------------------------------------   ------------
                   Total Utilities                                                         7,888,250
                   ------------------------------------------------------------------   ------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $167,107,233)                    244,093,813
                   ------------------------------------------------------------------   ------------



FIRST PRIORITY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENT--1.7%
-----------------------------------------------------------------------------------
$4,110,276        Wachovia Bank of NC, 5.55%, dated 5/30/1997, due 6/2/1997 (AT
                  AMORTIZED COST)                                                     $  4,110,276
                  -----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $171,217,509)(C)                 $248,204,089
                  -----------------------------------------------------------------   ------------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $171,217,509. The net unrealized appreciation of investments on a federal tax basis amounts to $76,986,580 which is comprised of $77,360,674 appreciation and $374,094 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($248,283,360) at May 31, 1997.

The following acronym is used throughout this portfolio:

ADR--American Depository Receipt

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            LIMITED
                                                                            TREASURY       MATURITY
                                                                             MONEY        GOVERNMENT     FIXED INCOME
                                                                          MARKET FUND        FUND            FUND
                                                                          ------------    -----------    ------------
ASSETS:
----------------------------------------------------------------------
Investments in securities, at value                                       $189,688,498    $76,991,668    $172,281,964
----------------------------------------------------------------------
Investments in repurchase agreements, at amortized cost                            --      2,782,383       5,509,185
----------------------------------------------------------------------
Cash                                                                               --         48,063              --
----------------------------------------------------------------------
Income receivable                                                             383,652      1,245,556       1,634,000
----------------------------------------------------------------------
Receivable for investments sold                                                    --             --              --
----------------------------------------------------------------------
Receivables for shares sold                                                        --             --              --
----------------------------------------------------------------------
Deferred expenses                                                                 687         10,697           1,748
----------------------------------------------------------------------    ------------    -----------    ------------
    Total assets                                                          190,072,837     81,078,367     179,426,897
----------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------
Payable for investments purchased                                                  --             --              --
----------------------------------------------------------------------
Payable for shares redeemed                                                        --             --          23,018
----------------------------------------------------------------------
Income distribution payable                                                   683,628        339,330         914,929
----------------------------------------------------------------------
Accrued expenses                                                               73,719         79,330         143,663
----------------------------------------------------------------------    ------------    -----------    ------------
    Total liabilities                                                         757,347        418,660       1,081,610
----------------------------------------------------------------------    ------------    -----------    ------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------
Paid in capital                                                           $189,315,490    $81,295,900    $183,640,465
----------------------------------------------------------------------
Net unrealized appreciation of investments                                         --       (275,047)     (1,322,021)
----------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                --       (380,092)     (3,976,942)
----------------------------------------------------------------------
Undistributed net investment income                                                --         18,946           3,785
----------------------------------------------------------------------    ------------    -----------    ------------
    Total Net Assets                                                      $189,315,490    $80,659,707    $178,345,287
----------------------------------------------------------------------    ------------    -----------    ------------
NET ASSET VALUE, and Redemption Proceeds Per Share:
(net assets / shares outstanding)
----------------------------------------------------------------------
  Trust Shares                                                                  $1.00             --              --
----------------------------------------------------------------------    ------------    -----------    ------------
  Investment Shares                                                             $1.00          $9.86          $10.13
----------------------------------------------------------------------    ------------    -----------    ------------
Offering Price Per Share(a)
----------------------------------------------------------------------
  Investment Shares                                                                --         $10.22 (b)      $10.64 (c)
----------------------------------------------------------------------    ------------    -----------    ------------
Shares Outstanding
----------------------------------------------------------------------
  Trust Shares                                                            144,827,828             --              --
----------------------------------------------------------------------
  Investment Shares                                                        44,487,662      8,179,141      17,612,130
----------------------------------------------------------------------    ------------    -----------    ------------
      TOTAL SHARES OUTSTANDING                                            189,315,490      8,179,141      17,612,130
----------------------------------------------------------------------    ------------    -----------    ------------
Investments, at identified cost                                           $189,688,498    $80,049,098    $179,113,170
----------------------------------------------------------------------    ------------    -----------    ------------
Investments, at tax cost                                                  $189,688,498    $80,049,098    $179,113,170
----------------------------------------------------------------------    ------------    -----------    ------------


(a) See 'What Shares Cost' in the Prospectus.

(b) Computation of offering price: 100/96.5 of net asset value.

(c) Computation of offering price: 100/95.25 of net asset value.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          BALANCED           VALUE             GROWTH
                                                                            FUND              FUND              FUND
                                                                         -----------      ------------      ------------
ASSETS:
----------------------------------------------------------------------
Investments in securities, at value                                      $67,241,671      $101,415,438      $244,093,813
----------------------------------------------------------------------
Investments in repurchase agreements, at amortized cost                    5,225,150         2,469,950         4,110,276
----------------------------------------------------------------------
Cash                                                                              --                --                --
----------------------------------------------------------------------
Income receivable                                                            366,788           278,015           273,477
----------------------------------------------------------------------
Receivable for investments sold                                            1,251,150           845,662               135
----------------------------------------------------------------------
Receivable for shares sold                                                     2,460                --                --
----------------------------------------------------------------------
Deferred expenses                                                              8,353             7,054                --
----------------------------------------------------------------------    ----------        ----------       -----------
    Total assets                                                          74,095,572       105,016,119       248,477,701
----------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------
Payable for investments purchased                                            125,994         1,072,653                --
----------------------------------------------------------------------
Payable for shares redeemed                                                       --               251             1,378
----------------------------------------------------------------------
Income distribution payable                                                       --                --                --
----------------------------------------------------------------------
Accrued expenses                                                              79,463            90,188           192,963
----------------------------------------------------------------------    ----------        ----------       -----------
    Total liabilities                                                        205,457         1,163,092           194,341
----------------------------------------------------------------------    ----------        ----------       -----------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------
Paid in capital                                                          $60,228,472      $ 81,945,392      $172,474,738
----------------------------------------------------------------------
Net unrealized appreciation of investments                                12,593,117        19,493,721        76,986,580
----------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                          761,483         2,145,087        (1,397,029)
----------------------------------------------------------------------
Undistributed net investment income                                          307,043           268,827           219,071
----------------------------------------------------------------------    ----------        ----------       -----------
    Total Net Assets                                                     $73,890,115      $103,853,027      $248,283,360
----------------------------------------------------------------------    ----------        ----------       -----------
NET ASSET VALUE, and Redemption Proceeds Per Share:
(net assets / shares outstanding)
----------------------------------------------------------------------
  Trust Shares                                                                    --                --                --
----------------------------------------------------------------------    ----------        ----------       -----------
  Investment Shares                                                           $12.90            $14.50            $15.57
----------------------------------------------------------------------    ----------        ----------       -----------
Offering Price Per Share(a)
----------------------------------------------------------------------
  Investment Shares                                                           $13.54(b)         $15.22(b)         $16.35(b)
----------------------------------------------------------------------    ----------        ----------       -----------
Shares Outstanding
----------------------------------------------------------------------
  Trust Shares                                                                    --                --                --
----------------------------------------------------------------------
  Investment Shares                                                        5,729,916         7,164,130        15,948,858
----------------------------------------------------------------------    ----------        ----------       -----------
    TOTAL SHARES OUTSTANDING                                               5,729,916         7,164,130        15,948,858
----------------------------------------------------------------------    ----------        ----------       -----------
Investments, at identified cost                                          $59,873,704      $ 84,391,667      $171,217,509
----------------------------------------------------------------------    ----------        ----------       -----------
Investments, at tax cost                                                 $59,873,704      $ 84,391,667      $171,217,509
----------------------------------------------------------------------    ----------        ----------       -----------


(a) See 'What Shares Cost' in the Prospectus.

(b) Computation of offering price: 100/95.25 of net asset value.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               LIMITED
                                                               TREASURY       MATURITY
                                                                 MONEY       GOVERNMENT     FIXED INCOME
                                                              MARKET FUND       FUND            FUND
                                                              -----------    -----------    ------------
INVESTMENT INCOME:
-----------------------------------------------------------
Interest                                                      $4,278,598     $2,312,898     $ 5,274,424
-----------------------------------------------------------
Dividends                                                             --             --              --
-----------------------------------------------------------   -----------    ----------     ------------
    Total income                                               4,278,598      2,312,898       5,274,424
-----------------------------------------------------------
EXPENSES:
-----------------------------------------------------------
Investment advisory fee                                          410,706        271,600         585,532
-----------------------------------------------------------
Administrative personnel and services fee                        101,304         47,893          96,382
-----------------------------------------------------------
Custodian fees                                                    17,675          2,995          16,861
-----------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses          55,950         15,905          21,205
-----------------------------------------------------------
Directors'/Trustees' fees                                            467            759           1,255
-----------------------------------------------------------
Auditing fees                                                      8,301          8,024           7,905
-----------------------------------------------------------
Legal fees                                                           929            723           1,222
-----------------------------------------------------------
Portfolio accounting fees                                         31,195         31,822          24,546
-----------------------------------------------------------
Distribution services fee                                         91,316             --              --
-----------------------------------------------------------
Share registration costs                                          10,989          5,896           7,339
-----------------------------------------------------------
Printing and postage                                               4,316          5,067           2,259
-----------------------------------------------------------
Insurance premiums                                                 2,595            907           2,889
-----------------------------------------------------------
Miscellaneous                                                      4,097          3,939           6,458
-----------------------------------------------------------   -----------    ----------     ------------
    Total expenses                                               739,840        395,530         773,853
-----------------------------------------------------------
Waiver of investment advisory fee                               (205,353)            --              --
-----------------------------------------------------------   -----------    ----------     ------------
    Net expenses                                                 534,487        395,530         773,853
-----------------------------------------------------------   -----------    ----------     ------------
         Net investment income                                 3,744,111      1,917,368       4,500,571
-----------------------------------------------------------   -----------    ----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------
Net realized gain (loss) on investments                               --        (81,527)       (367,521)
-----------------------------------------------------------
Change in unrealized appreciation/depreciation of
investments                                                           --       (628,039)     (2,692,036)
-----------------------------------------------------------   -----------    ----------     ------------
    Net realized and unrealized gain (loss) on investments            --       (709,566)     (3,059,557)
-----------------------------------------------------------   -----------    ----------     ------------
         Change in net assets resulting from operations       $3,744,111     $1,207,802     $ 1,441,014
-----------------------------------------------------------   -----------    ----------     ------------


(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   BALANCED        VALUE          GROWTH
                                                                     FUND           FUND           FUND
                                                                  ----------     ----------     -----------
INVESTMENT INCOME:
---------------------------------------------------------------
Interest                                                          $  974,688     $  105,051     $   399,742
---------------------------------------------------------------
Dividends                                                            315,621      1,120,653       1,348,668
---------------------------------------------------------------   ----------     ----------     -----------
    Total income                                                   1,290,309      1,225,704       1,748,410
---------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------
Investment advisory fee                                              257,973        359,229         851,976
---------------------------------------------------------------
Administrative personnel and services fee                             39,793         55,424         131,359
---------------------------------------------------------------
Custodian fees                                                         7,696         10,227          22,077
---------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses              20,586         15,975          23,023
---------------------------------------------------------------
Directors'/Trustees' fees                                                925          1,063           1,551
---------------------------------------------------------------
Auditing fees                                                          7,977          6,449           9,210
---------------------------------------------------------------
Legal fees                                                               896          1,600             991
---------------------------------------------------------------
Portfolio accounting fees                                             23,691         20,217          22,919
---------------------------------------------------------------
Distribution services fee                                                 --             --              --
---------------------------------------------------------------
Share registration costs                                               8,140          7,565           3,765
---------------------------------------------------------------
Printing and postage                                                   3,140          2,635           2,876
---------------------------------------------------------------
Insurance premiums                                                       973             --           1,260
---------------------------------------------------------------
Miscellaneous                                                          6,881          2,024           3,284
---------------------------------------------------------------   ----------     ----------     -----------
    Total expenses                                                   378,671        482,408       1,074,291
---------------------------------------------------------------
Waiver of investment advisory fee                                         --             --              --
---------------------------------------------------------------   ----------     ----------     -----------
    Net expenses                                                     378,671        482,408       1,074,291
---------------------------------------------------------------   ----------     ----------     -----------
         Net investment income                                       911,638        743,296         674,119
---------------------------------------------------------------   ----------     ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------
Net realized gain (loss) on investments                              762,431      2,145,055      (1,397,169)
---------------------------------------------------------------
Change in unrealized appreciation/depreciation of investments      3,136,551      6,623,580      28,959,450
---------------------------------------------------------------   ----------     ----------     -----------
    Net realized and unrealized gain (loss) on investments         3,898,982      8,768,635      27,562,281
---------------------------------------------------------------   ----------     ----------     -----------
         Change in net assets resulting from operations           $4,810,620     $9,511,931     $28,236,400
---------------------------------------------------------------   ----------     ----------     -----------


(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               TREASURY MONEY                   LIMITED MATURITY
                                                                 MARKET FUND                     GOVERNMENT FUND
                                                        -----------------------------      ---------------------------
                                                         SIX MONTHS                         SIX MONTHS
                                                            ENDED        YEAR ENDED           ENDED        YEAR ENDED
                                                         (UNAUDITED)    NOVEMBER 30,       (UNAUDITED)    NOVEMBER 30,
                                                        MAY 31, 1997        1996           MAY 31, 1997       1996
                                                        -------------   -------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------
OPERATIONS--
-----------------------------------------------------
Net investment income                                   $  3,744,111    $  6,763,289       $ 1,917,368    $ 3,253,368
-----------------------------------------------------
Net realized gain (loss) on investments                           --              --           (81,527)      (166,590)
-----------------------------------------------------
Net change in unrealized appreciation/depreciation
of investments                                                    --              --          (628,039)      (433,168)
-----------------------------------------------------   -------------   -------------      -----------    ------------
    Change in net assets resulting from operations      $  3,744,111       6,763,289         1,207,802      2,653,610
-----------------------------------------------------   -------------   -------------      -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------
Distributions from net investment income:
-----------------------------------------------------
  Trust Shares                                            (2,773,201)     (5,005,887)               --             --
-----------------------------------------------------
  Investment Shares                                         (970,910)     (1,757,402)       (1,917,368)    (3,234,422)
-----------------------------------------------------
Distributions from net realized gain on investment
transactions:
-----------------------------------------------------
  Trust Shares                                                    --              --                --             --
-----------------------------------------------------
  Investment Shares                                               --              --                --             --
-----------------------------------------------------   -------------   -------------      -----------    ------------
    Change in net assets resulting from distributions
    to shareholders                                       (3,744,111)     (6,763,289)       (1,917,368)    (3,234,422)
-----------------------------------------------------   -------------   -------------      -----------    ------------
SHARE TRANSACTIONS--
-----------------------------------------------------
Proceeds from sale of shares                             313,951,860     493,986,271        26,834,403     13,504,225
-----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of dividends declared                              1,172,505       2,249,107           612,153      1,034,092
-----------------------------------------------------
Cost of shares redeemed                                 (268,213,922)   (492,127,904)       (9,808,802)   (13,303,825)
-----------------------------------------------------   -------------   -------------      -----------    ------------
    Change in net assets resulting from share
    transactions                                          46,910,443       4,107,474        17,637,754      1,234,492
-----------------------------------------------------   -------------   -------------      -----------    ------------
        Change in net assets                              46,910,443       4,107,474        16,928,188        653,680
-----------------------------------------------------
NET ASSETS:
-----------------------------------------------------
Beginning of period                                      142,405,047     138,297,573        63,731,519     63,077,839
-----------------------------------------------------   -------------   -------------      -----------    ------------
End of period                                           $189,315,490    $142,405,047       $80,659,707    $63,731,519
-----------------------------------------------------   -------------   -------------      -----------    ------------
Undistributed net investment income included in net
assets at end of period                                           --              --       $    18,946    $    18,946
-----------------------------------------------------   -------------   -------------      -----------    ------------
Net gain (loss) as computed for federal tax purposes              --              --       $   (81,527)   $  (166,590)
-----------------------------------------------------   -------------   -------------      -----------    ------------


(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FIXED INCOME FUND                  BALANCED FUND
                                                        ---------------------------      ---------------------------
                                                         SIX MONTHS                       SIX MONTHS
                                                           ENDED        YEAR ENDED          ENDED        YEAR ENDED
                                                        (UNAUDITED)    NOVEMBER 30,      (UNAUDITED)    NOVEMBER 30,
                                                        MAY 31, 1997       1996          MAY 31, 1997       1996
                                                        ------------   ------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------
OPERATIONS--
-----------------------------------------------------
Net investment income                                   $ 4,500,571    $ 8,187,362       $   911,638    $ 1,964,667
-----------------------------------------------------
Net realized gain (loss) on investments                    (367,521)       (15,303)          762,431      1,477,490
-----------------------------------------------------
Net change in unrealized appreciation/depreciation of
investments                                              (2,692,036)       197,811         3,136,551      4,504,813
-----------------------------------------------------   ------------   ------------      -----------    -----------
    Change in net assets resulting from operations        1,441,014      8,369,870         4,810,620      7,946,970
-----------------------------------------------------   ------------   ------------      -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------
Distributions from net investment income:
-----------------------------------------------------
  Trust Shares                                                   --             --                --             --
-----------------------------------------------------
  Investment Shares                                      (4,546,257)    (8,137,891)         (928,076)    (1,977,098)
-----------------------------------------------------
Distributions from net realized gain on investment
transactions:
-----------------------------------------------------
  Trust Shares                                                   --             --                --             --
-----------------------------------------------------
  Investment Shares                                              --             --        (1,475,295)      (934,924)
-----------------------------------------------------   ------------   ------------      -----------    -----------
    Change in net assets resulting from distributions
    to shareholders                                      (4,546,257)    (8,137,891)       (2,403,371)    (2,912,022)
-----------------------------------------------------   ------------   ------------      -----------    -----------
SHARE TRANSACTIONS--
-----------------------------------------------------
Proceeds from sale of shares                             44,894,162     65,721,129        15,975,868     11,045,572
-----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of dividends declared                               193,897        453,104         2,298,684        950,011
-----------------------------------------------------
Cost of shares redeemed                                 (16,577,894)   (73,751,878)       (6,112,483)    (8,906,342)
-----------------------------------------------------   ------------   ------------      -----------    -----------
    Change in net assets resulting from share
    transactions                                         28,510,165     (7,577,645)       12,162,069      3,089,241
-----------------------------------------------------   ------------   ------------      -----------    -----------
        Change in net assets                             25,404,922     (7,345,666)       14,569,318      8,124,189
-----------------------------------------------------
NET ASSETS:
-----------------------------------------------------
Beginning of period                                     152,940,365    160,286,031        59,320,797     51,196,608
-----------------------------------------------------   ------------   ------------      -----------    -----------
End of period                                           178,345,287    152,940,365        73,890,115     59,320,797
-----------------------------------------------------   ------------   ------------      -----------    -----------
Undistributed net investment income included in net
assets at end of period                                 $     3,785    $    49,471       $   307,043    $   323,481
-----------------------------------------------------   ------------   ------------      -----------    -----------
Net gain (loss) as computed for federal tax purposes    $  (367,521)   $   (15,303)      $   762,431    $ 1,475,251
-----------------------------------------------------   ------------   ------------      -----------    -----------


(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                VALUE FUND                       GROWTH FUND
                                                        ---------------------------      ---------------------------
                                                         SIX MONTHS                       SIX MONTHS
                                                           ENDED        YEAR ENDED          ENDED        YEAR ENDED
                                                        (UNAUDITED)    NOVEMBER 30,      (UNAUDITED)    NOVEMBER 30,
                                                        MAY 31, 1997       1996          MAY 31, 1997       1996
                                                        ------------   ------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------
OPERATIONS--
-----------------------------------------------------
Net investment income                                   $   743,296    $ 1,510,811       $   674,119    $ 1,528,788
-----------------------------------------------------
Net realized gain (loss) on investments                   2,145,055      3,889,499        (1,397,169)     9,169,321
-----------------------------------------------------
Net change in unrealized appreciation/depreciation of
investments                                               6,623,580      8,077,338        28,959,450     28,913,778
-----------------------------------------------------   ------------   -----------       ------------   ------------
    Change in net assets resulting from operations        9,511,931     13,477,648        28,236,400     39,611,887
-----------------------------------------------------   ------------   -----------       ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------
Distributions from net investment income:
-----------------------------------------------------
  Trust Shares                                                   --             --                --             --
-----------------------------------------------------
  Investment Shares                                        (732,254)    (1,483,398)         (555,208)    (1,880,165)
-----------------------------------------------------
Distributions from net realized gain on investment
transactions:
-----------------------------------------------------
  Trust Shares                                                   --             --                --             --
-----------------------------------------------------
  Investment Shares                                      (3,888,698)    (1,327,782)       (9,157,167)    (6,989,405)
-----------------------------------------------------   ------------   -----------       ------------   ------------
    Change in net assets resulting from distributions
    to shareholders                                      (4,620,952)    (2,811,180)       (9,712,375)    (8,869,570)
-----------------------------------------------------   ------------   -----------       ------------   ------------
SHARE TRANSACTIONS--
-----------------------------------------------------
Proceeds from sale of shares                             20,803,034     33,369,808        70,769,269     27,092,197
-----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of dividends declared                               293,926         47,317         2,089,946        490,841
-----------------------------------------------------
Cost of shares redeemed                                  (5,706,882)    (5,935,299)      (18,620,863)   (37,101,805)
-----------------------------------------------------   ------------   -----------       ------------   ------------
    Change in net assets resulting from share
    transactions                                         15,390,078     27,481,826        54,238,352     (9,518,767)
-----------------------------------------------------   ------------   -----------       ------------   ------------
        Change in net assets                             20,281,057     38,148,294        72,762,377     21,223,550
-----------------------------------------------------
NET ASSETS:
-----------------------------------------------------
Beginning of period                                      83,571,970     45,423,676       175,520,983    154,297,433
-----------------------------------------------------   ------------   -----------       ------------   ------------
End of period                                           $103,853,027   $83,571,970       $248,283,360   $175,520,983
-----------------------------------------------------   ------------   -----------       ------------   ------------
Undistributed net investment income included in net
assets at end of period                                 $   268,827    $   257,785       $   219,071    $   100,160
-----------------------------------------------------   ------------   -----------       ------------   ------------
Net gain (loss) as computed for federal tax purposes    $ 2,145,055    $ 3,888,676       $(1,397,169)   $ 9,157,822
-----------------------------------------------------   ------------   -----------       ------------   ------------


(See Notes which are an integral part of the Financial Statements)


                      [THIS PAGE INTENTIONALLY LEFT BLANK]


FIRST PRIORITY FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             NET
                                                          REALIZED                                  DISTRIBUTIONS
                                                             AND                                      FROM NET      DISTRIBUTIONS
                                NET ASSET                UNREALIZED      TOTAL      DISTRIBUTIONS     REALIZED        IN EXCESS
                                 VALUE,        NET       GAIN/(LOSS)      FROM        FROM NET         GAIN ON         OF NET
         YEAR ENDED             BEGINNING   INVESTMENT       ON        INVESTMENT    INVESTMENT      INVESTMENT      INVESTMENT
        NOVEMBER 30,            OF PERIOD     INCOME     INVESTMENTS   OPERATIONS      INCOME       TRANSACTIONS       INCOME
-----------------------------   ---------   ----------   -----------   ----------   -------------   -------------   -------------
TREASURY MONEY MARKET FUND--
TRUST SHARES
1992(a)                            1.00        0.02            --          0.02         (0.02)             --              --
1993                               1.00        0.03            --          0.03         (0.03)             --              --
1994                               1.00        0.04            --          0.04         (0.04)             --              --
1995                               1.00        0.05            --          0.05         (0.05)             --              --
1996                               1.00        0.05            --          0.05         (0.05)             --              --
1997*                              1.00        0.02            --          0.02         (0.02)             --              --
TREASURY MONEY MARKET FUND--
INVESTMENT SHARES
1992(a)                            1.00        0.01            --          0.01         (0.01)             --              --
1993                               1.00        0.02            --          0.02         (0.02)             --              --
1994                               1.00        0.03            --          0.03         (0.03)             --              --
1995                               1.00        0.04            --          0.04         (0.04)             --              --
1996                               1.00        0.04            --          0.04         (0.04)             --              --
1997*                              1.00        0.02            --          0.02         (0.02)             --              --
LIMITED MATURITY GOVERNMENT
  FUND
1994(b)                           10.00        0.42         (0.40)         0.02         (0.42)             --              --
1995                               9.60        0.51          0.44          0.95         (0.51)             --              --
1996                              10.04        0.50         (0.08)         0.42         (0.50)             --              --
1997*                              9.96        0.24         (0.10)         0.14         (0.24)             --              --
FIXED INCOME FUND--TRUST
  SHARES
1992(c)                            9.90        0.38          0.37          0.75         (0.38)             --              --
1993                              10.27        0.51          0.50          1.01         (0.51)          (0.10)             --
1994                              10.67        0.54         (1.01)        (0.47)        (0.53)          (0.20)          (0.01)(g)
1995(d)                            9.46        0.09          0.11          0.20         (0.09)             --              --
FIXED INCOME FUND--
INVESTMENT SHARES
1992(c)                            9.90        0.37          0.37          0.74         (0.37)             --              --
1993                              10.27        0.48          0.50          0.98         (0.48)          (0.10)             --
1994                              10.67        0.51         (1.01)        (0.50)        (0.50)          (0.20)          (0.01)(g)
1995                               9.46        0.52          0.90          1.42         (0.54)             --              --
1996                              10.34        0.54          0.02          0.56         (0.54)             --              --
1997*                             10.36        0.29         (0.23)         0.06         (0.29)             --              --


* Six Months Ended May 31, 1997 (unaudited)
(a) Reflects operations for the period from April 14, 1992 (date of initial public investment) to November 30, 1992.
(b) Reflects operations for the period from December 12, 1993 (date of initial public investment) to November 30, 1994.
(c) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.
(d) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995 the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offers Trust Shares.
(e) Based on net asset value, which does no reflect the sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


--------------------------------------------------------------------------------

                                                       RATIOS TO AVERAGE NET ASSETS
                                               --------------------------------------------
                  NET ASSET                                    NET             EXPENSE           NET ASSETS,
    TOTAL         VALUE, END       TOTAL                    INVESTMENT         WAIVER/          END OF PERIOD     PORTFOLIO
DISTRIBUTIONS     OF PERIOD      RETURN(E)     EXPENSES       INCOME       REIMBURSEMENT(H)     (000 OMITTED)     TURNOVER
-------------     ----------     ---------     --------     ----------     ----------------     -------------     ---------
    (0.02)            1.00          2.06%        0.29%(f)      3.20%(f)          0.53%(f)         $  86,616           --
    (0.03)            1.00          2.75%        0.38%         2.72%             0.46%            $  88,510           --
    (0.04)            1.00          3.59%        0.32%         3.49%             0.50%            $  91,008           --
    (0.05)            1.00          5.48%        0.33%         5.35%             0.50%            $ 109,368           --
    (0.05)            1.00          4.83%        0.52%         4.71%             0.29%            $ 101,786           --
    (0.02)            1.00          2.35%        0.54%(f)      4.68%(f)          0.25%(f)         $ 144,828           --
    (0.01)            1.00          1.83%        0.74%(f)      2.58%(f)          0.53%(f)         $  23,578           --
    (0.02)            1.00          2.34%        0.78%         2.33%             0.46%            $  23,795           --
    (0.03)            1.00          3.18%        0.72%         3.09%             0.50%            $  16,571           --
    (0.04)            1.00          5.06%        0.73%         4.98%             0.50%            $  28,930           --
    (0.04)            1.00          4.41%        0.92%         4.31%             0.29%            $  40,619           --
    (0.02)            1.00          2.14%        0.95%(f)      4.25%(f)          0.25%(f)         $  44,488           --
    (0.42)            9.60          0.19%        0.38%(f)      4.45%(f)          0.70%(f)         $  48,526            3%
    (0.51)           10.04         10.12%        0.61%         5.26%             0.49%            $  63,078           26%
    (0.50)            9.96          4.37%        1.01%         5.09%             0.08%            $  63,732           48%
    (0.24)            9.86          1.45%        1.02%(f)      4.94%(f)            --             $  80,660           24%
    (0.38)           10.27          7.66%        0.77%(f)      6.02%(f)          0.29%(f)         $  96,354           44%
    (0.61)           10.67         10.14%        0.84%         4.80%             0.25%            $ 169,881           83%
    (0.74)            9.46         (4.55%)       0.79%         5.44%             0.25%            $ 153,289           24%
    (0.09)            9.57          2.11%        0.82%(f)      5.79%(f)          0.25%(f)                --           --
    (0.37)           10.27          7.48%        1.07%(f)      5.33%(f)          0.29%(f)         $   5,457           44%
    (0.58)           10.67          9.81%        1.14%         4.40%             0.25%            $  12,519           83%
    (0.71)            9.46         (4.83%)       1.09%         5.14%             0.25%            $   9,645           24%
    (0.54)           10.34         15.37%        1.02%         5.25%               --             $ 160,286           45%
    (0.54)           10.36          5.66%        1.02%         5.38%               --             $ 152,940           52%
    (0.29)           10.13          0.62%        0.99%(f)      5.76%(f)            --             $ 178,345           19%



FIRST PRIORITY FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             NET
                                                          REALIZED                                  DISTRIBUTIONS
                                                             AND                                      FROM NET      DISTRIBUTIONS
                                NET ASSET                UNREALIZED      TOTAL      DISTRIBUTIONS     REALIZED        IN EXCESS
                                 VALUE,        NET       GAIN/(LOSS)      FROM        FROM NET         GAIN ON         OF NET
         YEAR ENDED             BEGINNING   INVESTMENT       ON        INVESTMENT    INVESTMENT      INVESTMENT      INVESTMENT
        NOVEMBER 30,            OF PERIOD     INCOME     INVESTMENTS   OPERATIONS      INCOME       TRANSACTIONS       INCOME
-----------------------------   ---------   ----------   -----------   ----------   -------------   -------------   -------------
BALANCED FUND
1995(c)                           10.00        0.44          1.38          1.82         (0.36)             --              --
1996                              11.46        0.41          1.27          1.68         (0.42)          (0.21)             --
1997*                             12.51        0.18          0.71          0.89         (0.19)          (0.31)             --
VALUE FUND
1995(c)                           10.00        0.40          1.98          2.38         (0.34)             --              --
1996                              12.04        0.27          2.22          2.49         (0.29)          (0.35)             --
1997*                             13.89        0.11          1.26          1.37         (0.12)          (0.64)             --
GROWTH FUND--
TRUST SHARES
1992(a)                            9.86        0.14          0.77          0.91         (0.11)             --              --
1993                              10.66        0.18         (0.03)         0.15         (0.18)          (0.12)             --
1994                              10.51        0.25         (0.10)         0.15         (0.23)          (0.07)             --
1995(b)                           10.36        0.08          0.02          0.10         (0.08)          (0.33)             --
GROWTH FUND--
INVESTMENT SHARES
1992(a)                            9.86        0.10          0.79          0.89         (0.09)             --              --
1993                              10.66        0.16         (0.04)         0.12         (0.15)          (0.12)             --
1994                              10.51        0.21         (0.09)         0.12         (0.20)          (0.07)             --
1995                              10.36        0.18          2.10          2.28         (0.21)          (0.33)             --
1996                              12.10        0.12          3.12          3.24         (0.15)          (0.55)             --
1997*                             14.64        0.05          1.68          1.73         (0.04)          (0.76)             --


* Six Months Ended May 31, 1997 (unaudited)

(a) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(b) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995 the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offers Trust Shares.

(c) Reflects operations for the period from December 19, 1994 (date of initial public investment) to November 30, 1995.

(d) Based on net asset value, which does no reflect the sales charge or contingent deferred sales charge, if applicable.

(e) Computed on an annualized basis.

(f) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(g) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.


--------------------------------------------------------------------------------

                                                       RATIOS TO AVERAGE NET ASSETS
                                               --------------------------------------------                        AVERAGE
                  NET ASSET                                    NET             EXPENSE           NET ASSETS,      COMMISSION
    TOTAL         VALUE, END       TOTAL                    INVESTMENT         WAIVER/          END OF PERIOD        RATE
DISTRIBUTIONS     OF PERIOD      RETURN(D)     EXPENSES       INCOME       REIMBURSEMENT(F)     (000 OMITTED)      PAID(G)
-------------     ----------     ---------     --------     ----------     ----------------     -------------     ----------
    (0.36)           11.46         18.50%        0.61%(e)      4.34%(e)          0.56%(e)         $  51,197              --
    (0.63)           12.51         15.35%        1.13%         3.60%             0.09%            $  59,321          0.0701
    (0.50)           12.90          7.39%        1.17%(e)      2.83%(e)            --             $  73,890          0.0859
    (0.34)           12.04         24.14%        0.69%(e)      3.93%(e)          0.55%(e)         $  45,424              --
    (0.64)           13.89         21.72%        1.11%         2.29%             0.06%            $  83,572          0.0532
    (0.76)           14.50         10.42%        1.07%(e)      1.66%(e)            --             $ 103,853          0.0779
    (0.11)           10.66          9.28%        0.76%(e)      2.28%(e)          0.35%(e)         $ 102,822              --
    (0.30)           10.51          1.43%        0.84%         1.85%             0.30%            $ 154,185              --
    (0.30)           10.36          1.42%        0.79%         2.32%             0.30%            $ 143,876              --
    (0.41)           10.05          1.00%        0.83%(e)      2.76%(e)          0.30%(e)                --              --
    (0.09)           10.66          9.14%        1.07%(e)      1.85%(e)          0.35%(e)         $   3,132              --
    (0.27)           10.51          1.13%        1.14%         1.59%             0.30%            $   7,004              --
    (0.27)           10.36          1.11%        1.09%         2.02%             0.30%            $   6,131              --
    (0.54)           12.10         23.01%        1.03%         1.61%             0.05%            $ 154,297              --
    (0.70)           14.64         28.22%        1.05%         0.98%             0.01%            $ 175,521          0.0713
    (0.80)           15.57         12.59%        1.01%(e)      0.63%(e)            --             $ 248,283          0.0810


PORTFOLIO
TURNOVER
---------
  49%
  41%
  19%
  76%
  58%
  20%
  30%
  74%
  66%
   --
  30%
  74%
  66%
 110%
  56%
   7%



FIRST PRIORITY FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

First Priority Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") at May 31, 1997, which are presented herein:

                PORTFOLIO NAME                                   INVESTMENT APPROACH
----------------------------------------------      ----------------------------------------------
First Priority Treasury Money Market Fund           Current income consistent with stability of
("Treasury Money Market Fund")                      principal and liquidity by investing primarily
                                                    in a diversified portfolio limited to
                                                    short-term U.S. treasury obligations.
First Priority Limited Maturity Government          Current income by investing in a diversified
Fund ("Limited Maturity Government Fund")           portfolio consisting primarily of securities
                                                    which are guaranteed as to payment of
                                                    principal and interest by the U.S. government,
                                                    its agencies or instrumentalities.
First Priority Fixed Income Fund ("Fixed            Current income with a secondary objective of
Income Fund")                                       capital appreciation by investing primarily in
                                                    a broad range of high grade debt securities.
First Priority Balanced Fund ("Balanced Fund")      Total Return through capital appreciation,
                                                    dividends, and interest by investing primarily
                                                    in a diversified portfolio of common stocks,
                                                    preferred stocks, fixed-income senior
                                                    securities, and convertible securities.
First Priority Value Fund ("Value Fund")            Income and growth of capital by investing
                                                    primarily in a diversified portfolio of
                                                    income-producing equity securities, including
                                                    convertible securities.
First Priority Growth Fund ("Growth Fund")          Growth of capital and income by investing
                                                    principally in a diversified portfolio of
                                                    common stocks of companies with market
                                                    capitalization of at least $250 million.


Treasury Money Market Fund offers both Trust and Investment classes of shares. Investment Shares are identical in all respects to Trust Shares, except the Investment Shares are sold pursuant to a distribution plan adopted in accordance with the Act's Rule 12b-1. The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, and Growth Fund offer only one class of shares.


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Treasury Money Market Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. The Funds' restricted securities are valued at the price provided by an independent pricing service, or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction, including accrued interest.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

     At May 31, 1997, the Limited Maturity Government Fund and Fixed Income Fund, for federal tax purposes, had capital loss carryforwards, of $298,565 and $3,608,509, respectively, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards of the Limited Maturity Government Fund and the Fixed Income Fund will expire in 2002 ($62,715), ($975,091), respectively and 2003 ($69,260), ($2,618,115), respectively, and 2004 ($166,590), ($15,303), respectively.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period of up to five years from each Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in fund shares were as follows:

For the Six Months Ended May 31, 1997:

                                    TREASURY
                                     MONEY
                                     MARKET         LIMITED MATURITY
                                      FUND          GOVERNMENT FUND           FIXED INCOME FUND             BALANCED FUND
                                  ------------   ----------------------   -------------------------   -------------------------
          TRUST SHARES               SHARES       SHARES      DOLLARS       SHARES       DOLLARS        SHARES       DOLLARS
--------------------------------  ------------   --------   -----------   ----------   ------------   ----------   ------------
Shares sold                        153,961,836      --      $   --            --       $    --            --       $    --
-------------------------------
Shares issued to shareholders in
payment of distributions
declared                               391,441      --          --            --            --            --            --
-------------------------------
Shares redeemed                   (111,311,898)     --          --            --            --            --            --
-------------------------------    -----------    -------    ----------    ---------    -----------    ---------    -----------
  Net change resulting from
  Trust Share transactions          43,041,379      --          --            --            --            --            --
-------------------------------    -----------    -------    ----------    ---------    -----------    ---------    -----------
INVESTMENT SHARES
-------------------------------
Shares sold                        159,990,024   2,713,012   26,834,403    4,465,069     44,894,162    1,293,595     15,975,868
-------------------------------
Shares issued to shareholders in
payment of distributions
declared                               781,064     62,063       612,153       19,132        193,897      190,412      2,298,684
-------------------------------
Shares redeemed                   (156,902,024)  (995,951)   (9,808,802)  (1,635,191)   (16,577,894)    (494,469)    (6,112,483)
-------------------------------    -----------    -------    ----------    ---------    -----------    ---------    -----------
  Net change resulting from
  Investment Share transactions      3,869,064   1,779,124   17,637,754    2,849,010     28,510,165      989,538     12,162,069
-------------------------------    -----------    -------    ----------    ---------    -----------    ---------    -----------
    Total net change resulting
    from Fund share transactions    46,910,443   1,779,124  $17,637,754    2,849,010   $ 28,510,165      989,538   $ 12,162,069
-------------------------------    -----------    -------    ----------    ---------    -----------    ---------    -----------

                                                                            VALUE FUND                 GROWTH FUND
                                                                      -----------------------   -------------------------
                         INVESTMENT SHARES                             SHARES       DOLLARS       SHARES       DOLLARS
--------------------------------------------------------------------  ---------   -----------   ----------   ------------
Shares sold                                                           1,540,837   $20,803,034    5,090,759   $ 70,769,269
--------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared       22,303       293,926      152,737      2,089,946
--------------------------------------------------------------------
Shares redeemed                                                        (417,125)   (5,706,882)  (1,287,189)   (18,620,863)
--------------------------------------------------------------------   --------    ----------    ---------    -----------
  Net change resulting from Investment Share transactions             1,146,015    15,390,078    3,956,307     54,238,352
--------------------------------------------------------------------   --------    ----------    ---------    -----------
    Total net change resulting from Fund share transactions           1,146,015   $15,390,078    3,956,307   $ 54,238,352
--------------------------------------------------------------------   --------    ----------    ---------    -----------



FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

For the year ended November 30, 1996:

                                   TREASURY
                                    MONEY
                                    MARKET          LIMITED MATURITY
                                     FUND            GOVERNMENT FUND            FIXED INCOME FUND            BALANCED FUND
                                 ------------   -------------------------   -------------------------   -----------------------
         TRUST SHARES               SHARES        SHARES       DOLLARS        SHARES       DOLLARS       SHARES       DOLLARS
-------------------------------  ------------   ----------   ------------   ----------   ------------   ---------   -----------
Shares sold                       225,453,608       --       $    --            --       $    --           --       $   --
-------------------------------
Shares issued to shareholders
in payment of distributions
declared                              556,588       --            --            --            --           --           --
-------------------------------
Shares redeemed                  (233,591,379)      --            --            --            --           --           --
-------------------------------   -----------    ---------    -----------    ---------    -----------    --------    ----------
  Net change resulting from
  Trust Share transactions         (7,581,183)      --            --            --            --           --           --
-------------------------------   -----------    ---------    -----------    ---------    -----------    --------    ----------
INVESTMENT SHARES
-------------------------------
Shares sold                       268,532,663    1,356,256     13,504,225    6,523,751     65,721,129     960,324    11,045,572
-------------------------------
Shares issued to shareholders
in payment of distributions
declared                            1,692,519      104,949      1,034,092       44,514        453,104      82,169       950,011
-------------------------------
Shares redeemed                  (258,536,525)  (1,340,753)   (13,303,825)  (7,311,945)   (73,751,878)   (771,226)   (8,906,342)
-------------------------------   -----------    ---------    -----------    ---------    -----------    --------    ----------
  Net change resulting from
  Investment Share transactions    11,688,657      120,452      1,234,492     (743,680)    (7,577,645)    271,267     3,089,241
-------------------------------   -----------    ---------    -----------    ---------    -----------    --------    ----------
    Total net change resulting
    from Fund share
    transactions                    4,107,474      120,452   $  1,234,492     (743,680)  $ (7,577,645)    271,267   $ 3,089,241
-------------------------------   -----------    ---------    -----------    ---------    -----------    --------    ----------

                                                                           VALUE FUND                 GROWTH FUND
                                                                     -----------------------   --------------------------
                         INVESTMENT SHARES                            SHARES       DOLLARS       SHARES        DOLLARS
-------------------------------------------------------------------  ---------   -----------   -----------   ------------
Shares sold                                                          2,724,418   $33,369,808     2,178,975   $ 27,092,197
-------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared       3,797        47,317        40,723        490,841
-------------------------------------------------------------------
Shares redeemed                                                       (483,316)   (5,935,299)   (2,980,103)   (37,101,805)
-------------------------------------------------------------------   --------    ----------    ----------    -----------
  Net change resulting from Investment Share transactions            2,244,899    27,481,826      (760,405)    (9,518,767)
-------------------------------------------------------------------   --------    ----------    ----------    -----------
    Total net change resulting from Fund share transactions          2,244,899   $27,481,826      (760,405)  $ (9,518,767)
-------------------------------------------------------------------   --------    ----------    ----------    -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Regions Bank, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Additionally, the adviser may offset the investment advisory fee by reimbursing individual shareholder accounts. Some accounts have special fee arrangements that provide specifically for the retention of the investment advisory fee, and in such cases, the fee will not be reimbursed.


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

                                                                                     ANNUAL
                                      FUND                                            RATE
---------------------------------------------------------------------------------    ------
Treasury Money Market Fund                                                            0.50%
---------------------------------------------------------------------------------
Limited Maturity Government Fund                                                      0.70%
---------------------------------------------------------------------------------
Fixed Income Fund                                                                     0.75%
---------------------------------------------------------------------------------
Balanced Fund                                                                         0.80%
---------------------------------------------------------------------------------
Value Fund                                                                            0.80%
---------------------------------------------------------------------------------
Growth Fund                                                                           0.80%
---------------------------------------------------------------------------------


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $50,000 per Fund.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Investment Shares to finance activities intended to result in the sale of the Funds' Investment Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule, annually, to compensate FSC.

                                                      % OF AVERAGE
                                                    DAILY NET ASSETS
                   FUND NAME                          OF EACH FUND
------------------------------------------------    -----------------
Treasury Money Market Fund--Investment Shares              0.40%
Limited Maturity Government Fund                           0.25%
Fixed Income Fund                                          0.30%
Balanced Fund                                              0.30%
Value Fund                                                 0.30%
Growth Fund                                                0.30%


For the period ended May 31, 1997 Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, and Growth Fund did not incur a distribution services fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the Funds' effective dates. For the period ended May 31, 1997, the Funds paid FAS, pursuant to this agreement, as follows:

                                                                  INITIAL        ORGANIZATIONAL
                                                               ORGANIZATIONAL       EXPENSES
                            FUND                                  EXPENSES         REIMBURSED
------------------------------------------------------------   --------------    --------------
Treasury Money Market Fund                                        $ 50,822           $5,647
------------------------------------------------------------
Limited Maturity Government Fund                                  $ 26,082           $1,739
------------------------------------------------------------
Fixed Income Fund                                                 $ 50,007           $5,557
------------------------------------------------------------
Balanced Fund                                                     $ 24,457           $1,667
------------------------------------------------------------
Value Fund                                                        $ 18,322           $1,667
------------------------------------------------------------
Growth Fund                                                       $ 49,934           $5,548
------------------------------------------------------------


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended
May 31, 1997, were as follows:

                              FUND                                   PURCHASES         SALES
----------------------------------------------------------------    -----------     -----------
Limited Maturity Government Fund                                    $36,106,426     $17,128,423
----------------------------------------------------------------
Fixed Income Fund                                                    53,532,031      28,793,208
----------------------------------------------------------------
Balanced Fund                                                        18,061,758      11,559,924
----------------------------------------------------------------
Value Fund                                                           29,122,874      16,877,446
----------------------------------------------------------------
Growth Fund                                                          60,413,605      13,495,673
----------------------------------------------------------------

TRUSTEES                                OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                         John F. Donahue
Thomas G. Bigley                        Chairman
John T. Conroy, Jr.                     Edward C. Gonzales
William J. Copeland                     President and Treasurer
James E. Dowd                           J. Christopher Donahue
Lawrence D. Ellis, M.D.                 Executive Vice President
Edward L. Flaherty, Jr.                 John W. McGonigle
Edward C. Gonzales                      Executive Vice President and
Peter E. Madden                         Secretary
Gregor F. Meyer                         Richard B. Fisher
John E. Murray, Jr.                     Vice President
Wesley W. Posvar                        Charles L. Davis, Jr.
Marjorie P. Smuts                       Vice President and Assistant
                                        Treasurer
                                        Jay S. Neuman
                                        Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.


                      [THIS PAGE INTENTIONALLY LEFT BLANK]








                     [FIRST PRIORITY FAMILY OF FUNDS LOGO]





                                                               CUSIP 335931887
                                                               CUSIP 335931101
                                                               CUSIP 335931804
                                                               CUSIP 335931309
                                                               CUSIP 335931705
FEDERATED SECURITIES CORP. IS A DISTRIBUTOR OF THE FUNDS       CUSIP 335931606
REGIONS BANK, ADVISER                                          CUSIP 335931507
------------------------------------------------------------------------------
                                                               G01186-03 (7/97)